INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

Supplement Dated February 20, 2001
To The Prospectus Dated May 1, 2000

Page 8 of the  Prospectus  of  Individual  Flexible  Premium  Deferred  Variable
Annuity  is  revised  to  add  the  following   language  after  the  "Portfolio
Rebalancing Program" paragraph:

"Bonus Programs

     "AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for contracts offered herein with an additional bonus-up of qualifying first year premium ("Exchange Offer"). AUL, from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the contract date. See "Right to Examine Period.")

     "This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL contracts for a new AUL contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Enhanced Averaging Fixed Account is not available to contracts purchased through the Exchange Offer. The Guaranteed Minimum Annuitization Benefit is likewise unavailable.

     "Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12% Free Withdrawal Amount on an annual basis) of his or her contract before the expiration of the ten year withdrawal period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

     "AUL reserves the right to withdraw or modify the Exchange Offer at any time."

Page 14 of the prospectus is revised to contain the following language at the end of the first paragraph:

     "The  following  tables  should be read in  conjunction  with the  Variable
Account's financial statements, which are included in the Variable Account's Semi-Annual Report dated as of June 30, 2000."

Page 18, paragraphs two and three under "American United Insurance Company(R)" should be replaced with the following language:

     "On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company ("Mutual Holding Company"). This transaction is intended to result in a corporate structure that provides, among other things, better access to external sources of capital. Upon the conversion, the insurance company issued voting stock to a newly-formed stock holding company ("Stock Holding Company"). It is anticipated that the Stock Holding Company could, subsequent to the conversion, offer shares of its stock publicly or privately; however, the Mutual Holding Company must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn would own 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

     "Since AUL was previously a mutual life insurance company, owners ("policyholders") of AUL's annuity contracts and life insurance policies ("policies") had certain membership interests in AUL consisting principally of the right to vote on the election of the Board of Directors and on other matters and certain rights upon liquidation or dissolution of AUL. Upon the conversion, policyholders continue to be policyholders in the same insurance company, but they no longer have a membership interest in the insurance company; rather, policyholders have membership interests in the Mutual Holding Company. These interests in the Mutual Holding Company are substantially the same as the membership interests that policyholders had in AUL prior to the conversion, consisting principally of the right to vote on the election of the Board of Directors and on other matters and certain rights upon liquidation or dissolution of the Mutual Holding Company. After the conversion, persons who acquire policies from AUL would automatically be members in the Mutual Holding Company. The conversion will not, in any way, increase premium payments or reduce policy benefits, values, guarantees or other policy obligations to policyholders. The conversion has been approved by AUL policyholders and the Insurance Commissioner of Indiana. Under the conversion, the insurance company name did not change. The Mutual Holding Company name is American United Mutual Insurance Holding Company. The Stock Holding Company Name is OneAmerica Financial Partners, Inc."

Page 24, add the following language after the "Portfolio Rebalancing Program" paragraph:

"BONUS PROGRAMS

     "AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for contracts offered herein with an additional bonus-up of qualifying first year premium ("Exchange Offer"). AUL, from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the contract date. See "Right to Examine Period.")

     "After expiration of the New Contract's Right to Examine Period, withdrawals will be governed by the terms of the New Contract for purposes of calculating any contingent deferred sales charges ("Withdrawal Charges"; see "Withdrawal Charge"). The Exchange Offer will be communicated to potential clients by providing them with a prospectus for the New Contracts and the SelectPoint Bonus Program disclosure form.

     "This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL contracts for a new AUL contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Enhanced Averaging Fixed Account is not available to contracts purchased through the Exchange Offer. The Guaranteed Minimum Annuitization Benefit is likewise unavailable.

     "The Exchange Offer may be available to customers, both current and potential, paying cash rather than exchanging account value into the New Contract.

     "Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12% Free Withdrawal Amount on an annual basis) of his or her contract before the expiration of the ten year withdrawal period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

     "If a contract is surrendered during the new Withdrawal Charge period, the 4% bonus may be more than offset by the Withdrawal Charge; and a potential customer may be worse off than if he had not made the exchange. The potential customer should also compare the Mortality and Expense Risk charges, and other charges, of the Exchanged Contract and the New Contract to be certain that the New Contract does not deduct higher charges, thus offsetting the benefit of the bonus paid.

     "The Exchange Program bonus will only apply to qualifying first year premium. Initial deposits of $10,000 or more will qualify for a bonus. Any initial deposit of less than $10,000 will not be eligible for a bonus; however, initial deposits of less than $10,000 will be aggregated with subsequent deposits of premium in the first Contract Year and AUL will pay a bonus on the aggregated amount at the end of the first Contract Year provided such aggregation totals $10,000 by the end of the first Contract Year.

     "To accept the Exchange Offer, the potential client must sign the "SelectPoint Plus Bonus Program" disclosure form in addition to any customary applications and paperwork.

     "AUL reserves the right to withdraw or modify the Exchange Offer at any time."

Supplement Dated February 20, 2001
To the Statement of Additional Information dated May 1, 2000

Page 20, add at the end of this page the following:

                              QUARTERLY STATEMENT

                                     OF THE

                         AMERICAN UNITED LIFE INSURANCE

                                    COMPANY







                                       OF

                                  INDIANAPOLIS

                                IN THE STATE OF

                                    INDIANA


                                     TO THE

                              INSURANCE DEPARTMENT

                                     OF THE

                                STATE OF INDIANA

                                     AS OF

                               SEPTEMBER 30,2000

           LIFE AND ACCIDENT AND HEALTH COMPANIES-ASSOCIATION EDITION

                               QUARTERLY STATEMENT

                            AS OF SEPTEMBER 30, 2000
                       OF THE CONDITION AND AFFAIRS OF THE

                     American United Life Insurance Company


NAIC Group Code 0619   NAIC Group Code 0619   NAIC Company Code 60895
(Current Period)        (Prior Period)        Employer's ID Number 35-0145825


Organized under the Laws of the State of Special Act U.S. Congress , using ____ ________________ as the Port of Entry,

Incorporated 11/07/1877 Commenced Business 11/07/1877
Statutory Home Office One American Square Indianapolis, IN 46282
                     (Street and Number), (City or Town, Stale and Zip Code) Main Administrative Office One American Square Indianapolis, IN 46282
                     (Street and Number), (City or Town, Stale and Zip Code)

317-285-1877
(Area Code) (telephone Number)
Mail Address P.O. Box 368                       Indianapolis, IN 46206-0368
            (Street and Number or P.O. Box), (City or Town, State and Zip Code

Primary Location of Books and Records        One American Square
                Indianapolis, IN 46282        (Street & Number)
         (City or Town. State and Zip Code)   317-285-1877-2577
                                             (Area Code) (telephone Number)

Quarterly Statement Contact, Douglas Wayne Collins   317-285-1877-2577
                             (Name)               (Area Code) (telephone Number)
                                                                (Extension)
                             Doug W Collins@aul.com   317-285-7636
                             (E-Mail Address)         (FAX Number)

                                    OFFICERS
                                    --------

President-Jerry Doran Semler        Secretary-William Russell Brown
Treasurer-Ronald Allan Fritz        Actuary-Catherine Bigot Husman

                                 VICE PRESIDENTS
                                 ---------------

John Ritter Barton         Catherine Bigot Husman       Scott Alex Kincaid
Charles David Lineback     Constance Ellen Lund #       Dayton Harold Molendorp
Michael Dene Ogdon         Jerry Lee Plummer            Ray Stephen Radcliffe
George David Sapp          Daniel Schluge #             William Lyon Tindall

                              DIRECTORS OR TRUSTEES
                              ---------------------

Jerry Doran Semler Chairman     Stephen Claus Beering   Arthur Lee Bryant
James Milton Cornelius          Christel DeHaan #       James Earl Dora
Otto Nicholas Frenzel III       David William Goodrich  William Patrick Johnson
James Thomas Morris             Ray Stephen Radcliffe   Thomas Edward Reilly Jr.
William Ray Riggs               John Carroll Scully     Yvonne Hawraney Shaheen
Frank Dilling Walker


State of Indiana
                 :SS
County of Marion

The officers of this company, being duly sworn, each depose and say that they are the described officers of the said insurer, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said insurer, free and clear from any liens or claims thereon, except as herein stated, and that this Statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to are a full and true statement of all the assets and liabilities and of the condition and affairs of the said insurer as of the reporting period stated above, and of its income and deductions therefrom for the period ended on that date, and have been completed in accordance with the NAIC annual statement instructions and accounting practices and procedures manuals except to the extent that: (1) state law may differ, or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively.

/s/ Jerry D. Semler         /s/ William R. Brown    /s/ Douglas W. Collins
-------------------         --------------------    ----------------------
Jerry D. Semler               William R. Brown        Douglas W. Collins
  President                    Secretary            AVP, Financial Reporting


Subscribed and sworn to before me this 30th day of October, 2000
/s/ Rita M. Gentry
------------------
Rita M. Gentry
Notary Public
05/25/2001

                   STATEMENT AS OF SEPTEMBER 30, 2000 OF THE
                     AMERICAN UNITED LIFE INSURANCE COMPANY

                                                                ASSETS
----------------------------------------------------------------------------------------------------------------
                                                         Current Statement Date
----------------------------------------------------------------------------------------------------------------
                                                     1                2              3                4                5
                                               Ledger Assets     Non-Ledger     Assets Not      Net Admitted      December 31
                                                                   Assets        Admitted          Assets         Prior Year Net
                                                                                               (Cols. 1 + 2 - 3)  Admitted Assets

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1. Bonds (less $_____ liability for
        asset transfers with put options) .....3,831,055,478 ......................................3,831,055,478 ......3,772,416,946
2. Stocks:
        2.1 Preferred stocks ......................3,054,098 ..........................................3,054,098 ..........1,822,910
        2.2 Common stocks ........................24,194,508 ........................281,696 .........23,912,812 .........65,346,176
3. Mortgage loans on real estate:
        3.1 First liens .......................1,168,118,593 ......................................1,168,118,593 ......1,099,819,596
        3.2 Other than first liens .................................................................................................
4. Real estate:
        4.1 Properties occupied by the company (less
            $ _________encumbrances) .............41,479,067 .........................................41,479,067 .........40,265,641
        4.2 Properties acquired in satisfaction of debt
            (less $ ____ encumbrances) ............3,205,766 ..........................................3,205,766 ..........3,280,652
        4.3 Investment real estate (less
            $ _______ encumbrances) ..............40,921,151 .........................................40,921,151 .........41,300,408
5. Policy loans .................................124,431,759 ........................................124,431,759 ........125,607,080
6. Premium notes, including $_______
        for first year premiums ....................................................................................................
7. Cash ($(31,787,804)) and short-term
        investments ($ 86,341,000 ) ..............54,553,196 .........................................54,553,196 ........140,622,001
8. Other invested assets ........................104,097,793 ........................................104,097,793 ........102,340,423
9. Receivable for securities .................... 16,784,001 .........................................16,784,001 ..........9,145,492
10. Aggregate write-ins for invested assets_________________________________________________________________________________________
11. Subtotals, cash and invested assets (Lines 1
        to 10) ............................... 5,411,895,410 ........................281,696 ......5,411,613,714 ......5,401,967,325
12. Reinsurance ceded:
        12.1 Amounts recoverable from reinsurers ..................11,131,994 ........................11,131,994 ..........9,730,383
        12.2 Commissions and expense allowances due ................7,034,486 .........................7,034,486 ..........1,609,422
        12.3 Experience rating and other refunds due ...............................................................................
        12.4 Other amounts receivable under reinsurance
                contracts ..........................................................................................................
13. Electronic data processing equipment ........ 19,707,031 .....................12,405,458 ..........7,301,573 ..........7,929,130
14. Federal income tax recoverable and interest
                thereon ............................................................................................................
        14A. Guaranty funds receivable or on
                deposit ...........................3,261,049 ..........................................3,261,049 ..........4,008,546
15. Life insurance premiums and annuity
        considerations deferred and uncollected
        on in force business (less premiums on
        reinsurance ceded and less $ 9,965,914
        loading) ................................................ 106,215,934 .......................106,215,934 .........77,691,368
16. Accident and health premiums due and unpaid ...................25,621,591........210,991 .........25,410,599 .........16,516,885
17. Investment income due and accrued .............................73,132,394 ........................73,132,394 .........66,439,306
18. Net adjustment in assets and liabilities
        due to foreign exchange rates ..............................................................................................
19. Receivable from parent, subsidiaries and
        affiliates..................................................................................................................
20. Amounts receivable relating to uninsured
        accident and health plans ..................................................................................................
21. Other assets nonadmitted .....................16,650,345 .....................16,650,345........................................
22. Aggregate write-ins for other than invested
        assets ...................................79,450,957 ......16,255,407 .....4,567,281 .........91,139,082.........184,288,008
23. Total assets excluding Separate Accounts
        business (Lines 11 to 22)..............5,530,964,792......239,391,805 ....34,115,771 ......5,736,240,826 ......5,770,180,372
24. From Separete Accounts Statement...........4,123,419,528 ......................................4,123,419,528 ......3,718,279,430
____________________________________________________________________________________________________________________________________
25. Total (Lines 23 and 24) ...................9,654,384,320 .....239,391,805 ....34,115,771 ......9,859,660,354 ......9,488,459,803
____________________________________________________________________________________________________________________________________
____________________________________________________________________________________________________________________________________

DETAILS OF Write-ins
1001. ..............................................................................................................................
1002. ..............................................................................................................................
1003. ..............................................................................................................................
1098. Summary of remaining write-ins for Line 10
        from overflow page .........................................................................................................
1099. Totals (Lines 1001 thru 1003 plus 1098)
        (Line 10 above)
____________________________________________________________________________________________________________________________________
____________________________________________________________________________________________________________________________________
2201. Reinsurance Accounts Receivable ............75,737,387 ......14,047,094 ........................89,784,481 ........183,146,499
2202. Miscellaneous Group Income accrued ............................ 139,514 ...........................139,514..............75,397
2203. Prepaid expenses ............................2,891,058.......................2,891,058........................................
2298. Summary of remaining write-ins for Line
        22 from overflow page .......................822,512 .......2,068,799 .....1,676,223 ..........1,215,087 ..........1,066,112
2299. Totals (Lines 2201 thru 2203 plus 2298)
        (Line 22 above) ..........................79,450,957 ......16,255,407 .....4,567,281 .........91,139,082 ........184,288,008
____________________________________________________________________________________________________________________________________
                                                                        2


                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                                                        LIABILITIES, SURPLUS AND OTHER FUNDS
   ---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      1                   2
                                                                                                   Current            December 31
                                                                                                Statement Date         Prior Year
                                                                                               _____________________________________
1. Aggregate reserve for life policies and contracts $4,437,547,590 less $____ included in
        Line 7.3(including $ 41,605 Modco Reserve)................................................ 4,437,547,590 .....4,572,510,134
2. Aggregate reserve for accident and health polices (including $ 8,679,582 Modco Reserve) ..........241,176,138 .......211,250,791
3. Supplementary contracts without life contingencies (including $ ______ Modco Reserve) ..............1,250,746 .........1,374,922
4. Policy and contract claims:
        4.1 Life .....................................................................................84,301,189 ........69,432,363
        4.2 Accident and health .....................................................................147,210,981 .......136,584,581
5. Policyholders' dividend and coupon accumulations ..................................................58,283,092 ........59,978,371
6. Policyholders' dividends $ 1,649,462 and coupons $ ____due and unpaid ..............................1,649,462 .........1,937,011
7. Provision for policyholders' dividends and coupons payable in following calendar year estimated amounts:
        7.1 Dividends apportioned for payment to September 30, 2001 ..................................22,109,867 ........21,822,465
        7.2 Dividends not yet apportioned .............................................................2,257,909 .........1,643,060
        7.3 Coupons and similar benefits ..........................................................................................
8. Amount provisionally held for deferred dividend policies not included in Line 7 ................................................
9. Premiums and annuity considerations received in advance less $ _____ discount; including
        $ ____ accident and health premiums .............................................................378,201 ...........178,855
10. Liability for premium and other deposit funds:
        10.1 Policyholder premiums, including $____ deferred annuity liability ........................1,944,053 .........2,033,468
        10.2 Guaranteed interest contrails including $____ deferred annuity liability .............................................
        10.3 0ther contract deposit funds, including $ 16,900,070 deferred annuity liability . .......25,814,547 ........23,491,592
11. Policy and contract liabilities not included elsewhere:
        11.1 Surrender values on canceled policies ....................................................1,349,118 .........1,053,502
        11.2 Provision for experience rating refunds, including $____ accident and health experience rating refunds ............................................................................................................
        11.3 0ther amounts payable on reinsurance including $____ assumed and $ 45,707,664 ceded .....45,707,664 ........37,058,801
        11.4 Interest Maintenance Reserve . ................. ........................................24,671,023 ........27,721,262
12. Commissions to agents due or accrued-life and annuity $ 1,195,920 accident and health
        $ 3,426,482 and deposit-type funds $ 1,264,609 ................................................5,887,011 .........1,537,658
        12A. Commissions and expense allowances payable on reinsurance assumed ................. .....14,174,788 .........6,892,193
13. General expenses due or accrued ...................................................................1,171,385 .........1,171,384
        13A. Transfers to Separate Accounts due or accrued (net) (Including $ (103,461,020)
        accrued for expense allowances recognized in reserves) .....................................(103,660,495).......(97,416,139)
14. Taxes, licenses and fees due or accrued, excluding federal income taxes ...........................9,559,751 .........8,994,774
        14A. Federal income taxes due or accrued, including $____ on capital gains (excluding deferred taxes) ................. .............................................................5,521,690 ........10,899,109
15. "Cost of collection" on premiums and annuity considerations deferred and uncollected in excess of total loading thereon ...........................................................14,015,960 .........9,683,995
16. Unearned investment income ........................................................................3,069,308 .........3,056,509
17. Amounts withheld or retained by company as agent or trustee ......................................23,729,597 ........22,545,940
18. Amounts held for agents' account, including $ 2,730,883 agents' credit balances ...................2,730,883 .........3,362,114
19. Remittances and items not allocated ..............................................................73,320,969 ........42,889,850
20. Net adjustment in assets and liabilities due to foreign exchange rates . ......................................................
21. Liability for benefits for employees and agents if not included above . .......................................................
22. Borrowed money $____ and interest thereon $____ ...............................................................................
23. Dividends to stockholders declared and unpaid .................................................................................
24. Miscellaneous liabilities:
        24.1 Asset valuation reserve .................................................................58,653,593 ........52,722,085
        24.2 Reinsurance in unauthorized companies ......................................................622,472 ...........141,002
        24.3 Funds held under reinsurance treaties with unauthorized reinsurers .........................577,598 .........1,854,631
        24.4 Payable to parent, subsidiaries and affiliates ........................................................................
        24.5 Drafts outstanding ..................................................................... (2,034,594) ..........(36,143)
        24.6 Liability for amounts held under uninsured accident and health plans .................................................
        24.7 Funds held under coinsurance .........................................................................................
        24.8 Payable for securities ........................................................................................217,423
        24.9 Capital notes $____ and interest thereon $____ .......................................................................
25. Aggregate write-ins for liabilities ..............................................................28,604,134 ........64,729,111
___________________________________________________________________________________________________________________________________
26. Total Liabilities excluding Separate Accounts business (Lines 1 to 25) ........................5,231,595,627 .....5,301,316,675
___________________________________________________________________________________________________________________________________
27. From Separate Accounts Statement ..............................................................4,123,419,528 .....3,718,279,430
28. Total Liabilities (Lines 26 and 27)............................................................9,355,015,155 .....9,019,596,105
___________________________________________________________________________________________________________________________________
29. Common capital stock ..........................................................................................................
30. Preferred capital stock .......................................................................................................
31. Aggregate write-ins for other than special surplus funds ......................................................................
32. Surplus notes ....................................................................................75,000,000 ........75,000,000
33. Gross paid in and contributed surplus .........................................................................................
34. Aggregate write-ins for special surplus funds .................................................................................
35. Unassigned funds (surplus) ......................................................................429,645,199 .......393,863,698
36. Less treasury stock, at cost:
        (1) ____ shares common (value included in Line 29 $____)...................................................................
        (2) ____ shares preferred (value included in Line 30 $____)................................................................
37. Surplus (total Lines 31 + 32 + 33 + 34 + 35 - 36) (Including $____  in Separate Accounts.......................................
        Statement) ..................................................................................504,645,199 .......468,863,698
___________________________________________________________________________________________________________________________________
38. Totals of Lines 29, 30 and 37 ...................................................................504,645,199 .......468,863,698
___________________________________________________________________________________________________________________________________

39. Totals of Lines 28 and 38......................................................................9,859,660,354 .....9,488,459,803
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________

DETAILS OF WRITE-INS
2501. Accounts payable ...............................................................................15,802,680 ........52,583,431
2502. Reserve for unclaimed funds .......................................................................607,106 ...........667,901
2503. Interest on contract funds ......................................................................1,416,316 .........1,097,206
2598. Summary of remaining write-ins for Line 25 from overflow page ................. ............... 10,778,032 ........10,380,573
2599. Totals (Lines 2501 thru 2503 plus 2598 Line 25 above ...........................................28,604,134 ........64,729,111
___________________________________________________________________________________________________________________________________

3101 . ............................................................................................................................
3102. .............................................................................................................................
3103. .............................................................................................................................
3198. Summary of remaining write-ins for Line 31 from overflow page ...............................................................
 ...................................................................................................................................
3199. Totals (Lines 3101 thru 3103 plus 3198)(Line 31 above).......................................................................
___________________________________________________________________________________________________________________________________
3401 . ............................................................................................................................
3402. .. ..........................................................................................................................
3403. .............................................................................................................................
3498. Summary of remaining write-ins for Line 34 from overflow page ...............................................................
 ...................................................................................................................................
3499. Totals (Lines 3401 thru 3403 plus 3498)(Line 34 above).......................................................................
___________________________________________________________________________________________________________________________________

                        STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                          SUMMARY OF OPERATIONS
                                        (Excluding Unrealized Capital Gains and Losses)


                                                                 1                     2                     3
                                                            Current Year           Prior Year          Prior Year Ended
                                                              To Date             Year to Date          December 31

1. Premiums and annuity consideratons.......................519,869,701............433.945,250............ 587,331,755
   1A. Deposit-type funds..... .............................773,603,950............634,463,316.............858,951,429
2. Considerations for supplementary contracts with life
        contingencies............................................29,636................224,691.................230,885
3. Considerations for supplementary contracts without
        life contingencies and dividend accumulations............93,369................228,394.................238,224
   3A. Coupons left to accumulate at interest.........................................................................
4. Net investment income (includes $____ equity in
        undistributed income or loss of subsidiaries).......302,751,591............289,603,828.............399,093,571
   4A. Amortization of Interest Maintenance Reserve IMR)..... 4,282,130..............5,211,069...............6,060,381
   4B. Separate Accounts net gain from operations excluding
        unrealized gains or losses....................................................................................
5. Commissions and expense allowances on reinsurance ceded...25,096,422.............12,665,252..............17,156,899
   5A. Reserve adjustments on reinsurance ceded................(333,660)..............(687,533)...............(802,765)
6. Miscellaneous Income:
   6.1 Income from fees associated with investment
       management, administration and contract guarantees
      from Separate Accounts.................................34,360,618.............25,555,430..............36,248,030
   6.2 Aggregate write-ins for miscellaneous income...........9,021,134..............6,057,640...............8,851,615
7. Totals (Lines 1 to 6.2) ...............................1,668,774,889..........1,407,277,337...........1,913,360,024
8. Death benefits...........................................155,994,869............136,207,191.............190,186,924
9. Matured endowments (excluding guaranteed annual pure
        endowments) ............................................522,704................494,271.................638,717
10. Annuity benefits.........................................72,376,520.............71,417,849..............94,982,805
11. Disability benefits and benefits under accident and
        health policies......................................87,208,911.............87,921,354.............115,452,055
    11A. Coupons, guaranteed annual pure endowments and
         similar benefits.............................................................................................
12. Surrender benefits and other fund withdrawals ..........709,480,999............514,797,039.............697,300,256
13. Group conversions.............................................1,338.................11,382..................15,417
14. Interest on policy or contract funds......................4,226,402..............3,983,006...............5,565,364
15. Payments on supplementary contracts with life
        contingencies ..........................................269,954................278,048.................365,193
16. Payments on supplementary contracts without life
        contingencies and of dividend accumulations ............211,452................393,951.................469,232
    16A. Accumulated coupon payments..................................................................................
17. Increase in aggregate reserves for life and accident
        and health policies and contracts..................(105,037,198)...........(60,283,323).............23,021,697
    17A. Increase in liability for premium and other
         deposit funds .........................................776,134.............(6,003,443).............(5,361,327)
18. Increase in reserve for supplementary contracts
        without life contingencies and for dividend and
        coupon accumulations...................................(124,176)...............(49,148)...............(146,752)
______________________________________________________________________________________________________________________
19. Totals (Lines 8 to 18)..................................925,907,907............749,168,177...........1,122,469,582
20. Commissions on premiums, annuity considerations, and
        deposit-type funds(direct business only).............52,292,214.............45,151,939..............61,172,194
21. Commissions and expense allowances on reinsurance
        assumed ............................................120,114,544.............68,336,471..............95,316,249
22. General insurance expenses .............................107,036,774.............97,449,042.............133,585,092
23. Insurance taxes, licenses and fees, excluding
        federal income taxes.................................10,919,638..............9,691,289..............12,588,046
24. Increase in loading on and cost of collection in
        excess of loading on deferred and uncollected
        premiums ..............................................(223,368)..............(381,875)...............(317,297)
    24A. Net transfers to or (from) Separate Accounts ......399,085,135............399,267,157.............495,546,399
25. Aggregate write-ins for deductions.......................(8,011,801)...............209,205.............(71,811,960)
______________________________________________________________________________________________________________________
26. Totals (Lines 19 to 25)...............................1,607,121,042..........1,368,891,405...........1,848,568,304
27. Net gain from operations before dividends to
         policyholders before federal income taxes
         (Line 7 minus Line 26)..............................61,653,847.............36,385,932..............64,791,721
28. Dividends to policyholders...............................19,143,072.............17,701,951..............22,967,625
______________________________________________________________________________________________________________________
29. Net gain from operations after dividends to
        policyholders and before federal income taxes
        (Line 27 minus Line 28)..............................42,510,775.............20,683,980..............41,824,096
30. Federal income taxes incurred (excluding tax on
        capital gains).......................................12,355,734..............7,810,453..............14,220,631
______________________________________________________________________________________________________________________
31. Net gain from operations after dividends to
        policyholders and federal income taxes and
        before realized capital gains or losses)
        (Line 29 minus Line 30)..............................30,155,041.............12,873,528..............27,603,465
32. Net realized capital gains or losses) less capital
        gains tax and transferred to the IMR .................7,705,109.............(1,305,632).............(1,633,367)
______________________________________________________________________________________________________________________
33. Net income (Line 31 plus Line 32) .......................37,860,150.............11,567,896..............25,970,098
                            CAPITAL AND SURPLUS ACCOUNT
34. Capital and surplus December 31, prior year.............468,863,698............470,484,856.............470,484,856
35. Net income (Line 33) ....................................37,860,150.............11,567,896..............25,970,098
36. Change in net unrealized capital gains or (losses).......11,291,336.............(7,489,897)............(10,248,412)
37. Change in non-admitted assets and related items .........(6,957,006)...............238,358..............(2,430,462)
38. Change in liability for reinsurance in unauthorized
        companies..............................................(481,470)...............628,873.................548,765
39. Change in reserve on account of change in valuation
         basis, (increase) or decrease ....................................................................(12,463,406)
40. Change in asset valuation reserve .......................(5,931,508).............1,150,802..............(2,997,741)
41. Change in treasury stock..........................................................................................
    41A. Surplus (contributed to) withdrawn from Separate
         Accounts during period.......................................................................................
42. Other changes in surplus in Separate Accounts Statement...........................................................
    42A. Change in surplus notes......................................................................................
43. Capital changes:
    a. Paid in .......................................................................................................
    b. Transferred from surplus (Stock Dividend)......................................................................
    c. Transferred to surplus.........................................................................................
44. Surplus adjustment:
    a. Paid in........................................................................................................
    b. Transferred to capital (Stock Dividend)........................................................................
    c. Transferred from capital.......................................................................................
    d. Change in surplus as a result of reinsurance...................................................................
45. Dividends to stockholders.........................................................................................
46. Aggregate write-ins for gains and losses in surplus...............................................................
______________________________________________________________________________________________________________________
47. Net change in capital and surplus for the year
        (Lines 35 through 46)................................35,781,501..............6,096,032..............(1,621,158)
______________________________________________________________________________________________________________________
48. Capital and surplus, as of statement date (Lines 34+47) 504,645,199............476,580,889.............468,863,698
======================================================================================================================

       DETAILS OF WRITE-INS
06.201. Miscellaneous income..................................9,021,134..............6,057,640...............8,851,615
06.202. ..............................................................................................................
06.203. ..............................................................................................................
06.298. Summary of remaining write-ins for line 6.2 from
        overflow page ................................................................................................
06.299. TOTALS (Lines 06.201 thru 06.203 plus
        06.298 Line 6.2 above)................................9,021,134..............6,057,640...............8,851,615
______________________________________________________________________________________________________________________
2501. Reserve adjustments on reinsurance assumed..................6,953................320,714.................309,752
2502. Transfer of health reserves............................(8,119,353)..............(261,508)............(72,271,713)
2503. Fines and penalties...........................................600...............................................
2598. Summary of remaining write-ins for Line 25 from
        overfow page............................................100,000................150,000.................150,000
2599. Totals (Lines 2501 thru 2503 plus 2598) Line 25 above) (8,011,801)...............209,205.............(71,811,960)
______________________________________________________________________________________________________________________
4601. ................................................................................................................
4602. ................................................................................................................
4603. ................................................................................................................
4698. Summary of remaining write-ins for Line 46 from
         overflow page................................................................................................
4699. Totals (Lines 4601 thru 4603 plus 4698)(Line 46 above)..........................................................
______________________________________________________________________________________________________________________

                                                                       4

                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                                                                  CASH FLOW
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        1                 2
                                                                                                  Current Year    Prior Year Ended
                                                                                                     To Date         December 31
                                                                                               ---------------   ------------------
                              CASH FROM OPERATIONS
1. Premiums and annuity considerations ............................................................508,311,565 .........582,974,869
2. Deposit-type funds..............................................................................753,162,504 .........862,760,869
3. Considerations for supplementary contracts with life contingencies ..................................29,636 .............230,885
4. Considerations for supplementary contracts without life contingencies and dividend accumulations  ....................................................................93,369 .............238,224
5. Coupons left to accumulate at interest...........................................................................................
6. Net investment income...........................................................................300,738,715 .........408,222,939
7. Commissions and expense allowances on reinsurance ceded .........................................20,781,393 ..........16,620,615
        7A. Fees associated with investment management, administration and contract guarantees from Separate Accounts .................................................35,521,436 ..........36,249,244
8. Aggregate write-ins for miscellaneous income .....................................................9,328,898 ..........80,419,903
____________________________________________________________________________________________________________________________________
9. Total (Lines 1 to 8)..........................................................................1,627,967,515 .......1,987,717,548
10. Death Benefits.................................................................................140,494,409 .........176,341,059
11. Matured endowments................................................................................ 522,704 ............ 638,717
12. Annuity Benefits................................................................................72,435,907 ..........95,070,742
13. Disability benefits and benefits under accident and health policies.............................79,618,040 ..........57,311,683
14. Coupons, guaranteed annual pure endowments and similar benefits.................................................................
15. Surrender benefits and other fund withdrawals .................................................709,341,834 .........736,843,232
16. Group conversions ...................................................................................1,338 ..............15,417
17. Interest on policy or contract funds.............................................................4,022,224 ...........5,001,380
18. Payments on supplementary contracts with life contingencies........................................269,954 .............365,193
19. Payments on supplementary contracts without life contingencies and dividend accumulations..........211,452 .............469,232
20. Accumulated coupon payments.....................................................................................................
____________________________________________________________________________________________________________________________________
21. Total (Lines 10 to 20).......................................................................1,006,917,860 .......1,072,056,655
22. Commissions on premiums, annuity considerations and deposit-type funds..........................47,942,860 ..........61,598,550
23. Commissions and expense allowances on reinsurance assumed......................................112,831,948 ..........90,453,550
24. General insurance expenses.....................................................................107,036,774 .........133,739,411
25. Insurance taxes, licenses and fees, excluding federal income taxes..............................10,694,696 ..........10,317,558
26. Net transfers to or (from) Separate Accounts...................................................406,490,308 .........492,791,527
27. Aggregate write-ins for deductions...............................................................7,181,428 .............939,288
____________________________________________________________________________________________________________________________________
28. Total (Lines 21 to 27).......................................................................1,699,095,875 .......1,861,896,541
29. Dividends paid to policyholders.................................................................18,528,370 ..........20,664,184
30. Federal income taxes (excluding tax on capital gains)...........................................17,733,153 ..........10,211,461
___________________________________________________________________________________________________________________________________
31. Total (Lines 28 to 30) .                                                                     1,735,357,398 .......1,892,772,186
___________________________________________________________________________________________________________________________________
32. Net cash from operations (Line 9 minus Line 31)...............................................(107,389,883)..........94,945,362
____________________________________________________________________________________________________________________________________
                                       CASH FROM INVESTMENTS

33. Proceeds from investments sold, matured or repaid:
        33.1 Bonds ................................................................................464,629,994 .........677,455,334
        33.2 Stocks.................................................................................64,708,443 ...........1,632,100
        33.3 Mortgage loans.........................................................................70,656,330 .........153,469,102
        33.4 Real estate....................................................................................................640,826
        33.5 Other invested assets...................................................................1,071,971 ...........1,609,960
        33.6 Net gains or (losses) on cash and short-term investments...................................(9,478)..................(2)
        33.7 Miscellaneous proceeds.................................................................................................
____________________________________________________________________________________________________________________________________
        33.8 Total investment proceeds (Lines 33.1 to 33.7) .......................................601,057,261 .........834,807,319
34. Net tax on capital gains (losses)................................................................5,560,303 ...........1,055,311
____________________________________________________________________________________________________________________________________
35. Total (Line 33.8 minus Line 34)................................................................595,496,958 .........833,752,008
36. Cost of investments acquired (long-term only):
        36.1 Bonds ................................................................................516,914,977 .........577,755,694
        36.2 Stocks..................................................................................1,253,300 ...........8,107,080
        36.3 Mortgage loans........................................................................139,127,699 .........174,197,978
        36.4 Real estate.............................................................................3,583,930 ..........12,347,471
        36.5 Other invested assets ..................................................................2,068,460 ..........62,755,401
        36.6 Miscellaneous applications............................................................................................
____________________________________________________________________________________________________________________________________
        36.7 Total investments acquired (Lines 36.1 to 36.6).......................................662,948,365 .........835,163,623
37. Net increase (or decrease) in policy loans and premium notes................................... (1,175,321)...........4,420,822
38. Net cash from investments (Line 35 minus Line 36.7 minus (plus) Line 37).......................(66,276,087)..........(5,832,437)
____________________________________________________________________________________________________________________________________
                           CASH FROM FINANCING AND MISCELLANEOUS SOURCES

39. Cash provided:
        39.1 Surplus notes, capital and surplus paid in ...........................................................................
        39.2 Borrowed money $____ less amounts repaid $____........................................................................
        39.3 Capital notes $____ less amounts repaid $ ____ .......................................................................
        39.4 Other cash provided...................................................................148,785,379 ..........69,374,485
____________________________________________________________________________________________________________________________________
        39.5 Total (Lines 39.1 to 39.4)............................................................148,785,379 ..........69,374,485
40. Cash applied:
        40.1 Dividends to stockholders paid.........................................................................................
        40.2 Interest on indebtedness ...............................................................5,912,816 ...........5,841,696
        40.3 Other applications(net) ...............................................................55,275,397 .........138,610,951
____________________________________________________________________________________________________________________________________
        40.4 Total (Lines 40.1 and 40.3)............................................................61,188,213 .........144,452,646
____________________________________________________________________________________________________________________________________
41. Net cash from financing and miscellaneous sources (Line 39.5 minus Line 40.4)...................87,597,166 .........(75,078,161)
____________________________________________________________________________________________________________________________________
                         RECONCILIATION OF CASH AND SHORT-TERM INVESTMENTS

42. Net change in cash and short-term investments (Line 32, plus Line 38, plus Line 41) ...........(86,068,804)..........14,034,764

43. Cash and short-term investments:
        43.1 Beginning of year ....................................................................140,622,001 .........126,587,237
        43.2 End of period (Line 42 plus Line 43.1).................................................54,553,196 .........140,622,001
____________________________________________________________________________________________________________________________________
____________________________________________________________________________________________________________________________________
DETAILS OF WRITE-INS

0801. Miscellaneous income ..........................................................................9,328,898 ...........8,148,191
0802. Transfers of health reserves.......................................................................................72,271,713
0803. ..............................................................................................................................
0898. Summary of remaining write-ins for Line 8 from overflow page .................................................................
0899. TOTALS (Lines 0801 thru 0803 plus 0898) (Line 8 above).........................................9,328,898 ..........80,419,903
____________________________________________________________________________________________________________________________________
2701. Fines and penalties .................................................................................600  ....................
2702. Reserve adjustment on reinsurance assumed.............................................................................789,288
2703. Marketing service fee............................................................................100,000..............150,000
2798. Summary of remaining write-ins for Line 27 from overflow page..................................7,080,828 ....................
2799. TOTALS (Lines 2701 thru 2703 plus 2798) (Line 27 above)........................................7,181,428 .............939,288
____________________________________________________________________________________________________________________________________

                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                          RECONCILIATION OF LEDGER ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1                 2
                                                                                                   Current       Prior Year Ended
                                                                                                 Year to Date      December 31
                                                                                                ------------------------------------

                                INCREASES IN LEDGER ASSETS
1. Premiums on life policies and annuity considerations............................................389,491,191 .........456,851,650
        1A. Deposit-type funds ....................................................................753,162,504 .........862,760,869
2. Accident and health cash premiums, including $____ policy, membership and other fees............118,820,374 .........126,123,219
3. Considerations for supplementary contracts with life contingencies...................................29,636 .............230,885
4. Considerations for supplementary contracts without life contingencies, including $____ disability......................................................................93,369 .............238,224
5. Dividends left with the company to accumulate at interest.......................................................................
        5A. Coupons left with the company to accumulate at interest................................................................
6. Gross investment income.........................................................................319,420,915 .........429,650,711
        6A. Income from fees associated with investment management, administration and contract guarantees from Separate Accounts..............................................35,521,436 ..........36,249,244
7. Increase in surplus notes, capital and paid in or contributed surplus ..........................................................
8. Borrowed money and capital notes, gross $____ less amount repaid $____ .........................................................
9. Commissions and expense allowances on reinsurance ceded..........................................19,671,358 ..........16,060,714
        9A. Reserve adjustments on Reinsurance ceded ................................................1,110,035 .............559,901
10. From sale or maturity of ledger assets .........................................................15,681,005 ...........4,492,735
11. By adjustment in book value of ledger assets....................................................11,646,641 ...........2,366,723
12. Aggregate write-ins for increases in ledger assets .............................................46,043,795 .........139,297,110
____________________________________________________________________________________________________________________________________
13. Total increases in Ledger Assets (Lines 1 through 12)........................................1,710,692,258 .......2,074,881,985
___________________________________________________________________________________________________________________________________

                           DECREASES IN LEDGER ASSETS

14. Policy and contract claims:
        14.1 Life .................................................................................141,017,113 .........176,979,776
        14.2 Accident and health................................................................... 79,618,040 ..........57,311,683
15. For annuities with life contingencies, excluding payments on supplementary contracts
        (including cash refund payments)............................................................72,435,907 ..........95,070,742
16. Premium notes and liens voided by lapse, less $____ restorations................................................................
17. Surrender benefits and other fund withdrawals .................................................709,341,834 .........736,843,232
        17A. Group conversions...........................................................................1,338 ..............15,417
        17B. Interest on policy or contract funds ...................................................4,022,224 ...........5,001,380
18. Dividends to policyholders:
        18.1 Life insurance and annuities ..........................................................17,024,398 ..........20,749,615
        18.2 Accident and health ....................................................................1,503,972 .............(85,430)
        18.A. Coupons, guaranteed annual pure endowments and similar benefits.......................................................
___________________________________________________________________________________________________________________________________
19. Total Paid Policyholders ....................................................................1,024,964,825 .......1,091,886,414
20. Paid for claims on supplementary contracts:
        20.1 With life contingencies ..................................................................269,954 .............365,193
        20.2 Without life contingencies................................................................211,452 .............469,232
        20.3 Total paid for claims on supplementary contracts (Lines 20.1 plus 20.2)...................481,406 .............834,425
21. Dividends and interest thereon held on deposit disbursed ......................................................................
        21A. Coupons and interest thereon held on deposit disbursed ...............................................................
22. Commissions to agents (direct business only):
        22.1 Life insurance, annuities and deposit-type funds including
        $ 306,587 commuted commissions..............................................................36,585,471 ..........45,836,082
        22.2 Accident and health, induding $ 6,491 commuted commissions.............................11,357,389 ..........15,762,468
        22.3 Policy, membership and other fees retained by agents..................................................................
        22.4 Total commissions to agents (Lines 22.1 through 22.3)..................................47,942,860 ..........61,598,550
        22A. Commissions and expense allowances on reinsurance assumed.............................112,831,948 ..........90,453,550
23. General expenses ............................................................................. 119,460,205 .........149,145,418
        23.1 Taxes, licenses and fees, excluding federal income taxes.............................. 12,341,429 ..........13,808,437
        23.2 Federal income taxes, including $ 5,560,303 on capital gains...........................23,293,456 ..........11,266,772
24. Decrease in surplus notes, capital and paid in or contributed surplus..........................................................
25. Paid stockholders for dividends (cash $____ stock $____ ) .....................................................................
26. Borrowed money and capital notes, repaid gross $____ less amount borrowed $____................................................
27. Interest expense ............................................................................... 5,912,816 ...........5,841,696
        27A. Net transfers to or (from) Separate Accounts .........................................406,490,308 .........492,791,527
28. From sale or maturity of ledger assets ..........................................................1,183,702 ...........4,522,084
29. By adjustment in book value of ledger assets ....................................................3,113,382 ..........17,794,185
30. Aggregate write-ins for decreases in ledger assets .............................................43,649,029 ...........1,091,305
___________________________________________________________________________________________________________________________________
31. Total Decrease in Ledger Assets (Sum of lines 19, 20.3, 21, 21A, and 22.4 through 30)........1,801,665,368 .......1,941,034,364
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________
                                 RECONCILIATION

32. Amount of ledger assets December 31st of prior year..........................................5,621,937,902 .......5,488,090,281
33. Increase or (decrease) in ledger assets (Line 13 minus Line 31)................................(90,973,110).........133,847,621
___________________________________________________________________________________________________________________________________
34. Total= Ledger Assets as of statement date....................................................5,530,964,792 .......5,621,937,902
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________
DETAILS OF WRITE-INS

1201. Miscellaneous income...........................................................................9,328,898 ...........8,148,191
1202. Increase in amounts withheld/retained as agent or trustee......................................1,183,657 .............546,186
1203. Increase in accounts payable.......................................................................................44,240,136
1298. Summary of remaining write-ins for Line 12 from overflow page.................................35,531,241 ..........86,362,597
1299. Totals (Lines 1201 thru 1203 plus 1298)(Line 12 above ........................................46,043,795 .........139,297,110
___________________________________________________________________________________________________________________________________
3001. Fines and penalties..................................................................................600 ....................
3002. Decrease in ledger liabilities ...................................................................97,484 .............152,017
3003. Reserve adjustment on reinsurance assumed .............................................................. .............789,288
3098. Summary of remaining write-ins for Line 30 from overflow page.................................43,550,945 .............150,000
3099. Totals (Lines 3001 thru 3003 plus 3098)(Line 30 above)........................................43,649,029 ...........1,091,305
____________________________________________________________________________________________________________________________________

            STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                               EXHIBIT 1

                               DIRECT PREMIUMS AND DEPOSIT-TYPE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                               1                  2                     3
                                                                          Current Year        Prior Year         Prior Year Ended
                                                                             to Date            to Date            December 31
____________________________________________________________________________________________________________________________________
1. Industrial Life .................................................................................................................
2. Ordinary Life Insurance....................................................88,274,562  ........85,221,776  .........114,435,779
3. Ordinary Individual Annuities...............................................5,231,448  .........7,633,654  ..........10,758,075
4. Credit Life (Group & Individual)............................................9,537,567  .........9,707,300  ..........13,083,193
5. Group Life Insurance.......................................................53,692,909  ........48,196,245  ..........64,105,513
6. Group Annuities............................................................34,243,236  ........32,974,775  ..........45,425,332
7. A&H-Group..................................................................77,370,417  ........63,879,754  ..........85,591,269
8. A&H-Credit (Group & Individual).............................................9,310,640  .........9,321,752  ..........12,484,403
9. A&H-Other ..................................................................4,126,791  .........4,419,831  ...........5,780,750
10. Aggregate of All Other Lines of Business......................................................................................
11. Subtotal.................................................................281,787,569  .......261,355,087  .........351,664,314
12. Deposit-Type Funds.......................................................773,603,950  .......634,463,316  .........858,951,429
13. Total..................................................................1,055,391,519  .......895,818,404  .......1,210,615,743
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________
DETAILS OF WRITE-INS

1001. .............................................................................................................................
1002. .............................................................................................................................
1003. .............................................................................................................................
1098. Summary of remaining write-ins for Line 10 from overflow page................................................................
1099. Totals (Lines 1001 thru 1003 plus 1098)(Line 10 above).......................................................................
____________________________________________________________________________________________________________________________________

                                   STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                               SCHEDULE A - PART 2
                                              Showing all Real Estate ACQUIRED During the Currant Quarter
------------------------------------------------------------------------------------------------------------------------------------

               1                         2           3            4         5           6           7                8
                                      Location      Date         Name     Actual     Amount        Book          Expended
                                       a     b    Acquired        of       Cost       of           Value         for Additions
                                     City  State                 Vendor           Encumbrances     Less          and Permanent
                                                                                                Encumbrances     Improvements
Description of Property
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Permanent Improvements                               VARS      Various    575,280                575,280
0199999 - Acquired by purchase                                            575,280                575,280
------------------------------------------------------------------------------------------------------------------------------------
9999999-Totals                                                            575,280                575,280
____________________________________________________________________________________________________________________________________


                                                           SCHEDULE A - PART 3
      Showing All Real Estate SOLD During the Current Quarter, Including Payments During the Final Year on "Sale under Contract"
------------------------------------------------------------------------------------------------------------------------------------
NONE
____________________________________________________________________________________________________________________________________

                                                          SCHEDULE A - VERIFICATION
------------------------------------------------------------------------------------------------------------------------------------
                                                           1                 2                3                  4
                                                     First Quarter    Second Quarter     Third Quarter    Prior Year Ended
                                                      Current Year     Current Year      Current Year       December 31


 1. Book value of real estate owned, beginning
        of period........................................84,846,701  .... 86,493,753  ......86,000,319  ........76,856,830
 2. Increase, by adjustment...............................................................................................
 3. Cost of acquired.............................................................................................7,399,301
 4. Cost of additions to and permanent improvements ......2,581,488  ........427,162  .........575,280  .........4,948,169
 5. Profit on sales....................................___________________________________________________________________
 6. Total................................................87,428,190  .....86,920,915  ......86,575,599  ........89,204,301
 7. Decease, by adjustment..................................934,437  ........920,596  .........969,615  .........3,565,614
 8. Received on sales..............................................................................................640,826
 9. Loss on sales..................................................................................................151,159
 10. Book value of real estate owned, end of period......86,493,753  .....86,000,319  ......85,605,984  ........84,846,701
 -------------------------------------------------------------------------------------------------------------------------

                        STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                     SCHEDULE B - PART 1
                        Showing all Mortgage Loans ACQUIRED during the Current Quarter During

   1         2             3       4        5         6          7            8                  9            10            11
 Loan     Location     Location   Loan     Year      Rate       Book       Increase           Value of    Year of        Statement
 Number     City         State    Type   Acquired     of        Value      (Decrease)         Land and    last             Value
                                                    Interest               by Adjustment      Buildings   Appraisal
                                                                           in Book Value                  or Valuation
                                                                           During Current
                                                                           Quarter
------------------------------------------------------------------------------------------------------------------------------------
2124901  Fresno.....   CA.....   .....   ..XXX...   7.950...    3,200,000 ...............  ...5,900,000  .....XXX.....  .. 3,200,000
2126001  Toluca Lake   CA.....   .....   ..XXX...   8.340...    1,200,000 ...............  ...2,450,000  .....XXX.....  .. 1,200,000
2128601  Elgin         IL.....   .....   ..XXX...   8.180...    3,500,000 ...............  ...4,400,000  .....XXX.....  .. 3,500,000
2121401  Mt. Prospec   IL.....   .....   ..XXX...   8.070...    4,200,000 ...............  ...5,380,000  .....XXX.....  .. 4,200,000
2125901  Ashville      NC.....   .....   ..XXX...   8.150...    5,391,000 ...............  ...7,250,000  .....XXX.....  .. 5,391,000
2128201  Freehold Twn  NJ.....   .....   ..XXX...   8.650...    3,200,000 ...............  ...6,263,830  .....XXX.....  .. 3,200,000
2080702  Humboldt      TN.....   .....   ..XXX...   8.500...    2,000,000 ...............  ............  .....XXX.....  .. 2,000,000
____________________________________________________________________________________________________________________________________
0599999  Mortgages in Good Standing-Commercial
         Mortgages-All Other................................   22,691,000 ...............  ..31,668,830  .....XXX.....  ..22,691,000
____________________________________________________________________________________________________________________________________
0799999 Total - Mortgages in Good Standing..................   22,691,000 ...............  ..31,668,830  .....XXX.....  ..22,691,000
____________________________________________________________________________________________________________________________________
9999998 Aggregate Valuation Allowance ......................   ...XXX.... ......XXX......  .....XXX....  .....XXX.....  ............
____________________________________________________________________________________________________________________________________
9999999 Totals .............................................   22,691,000 ...............  ..31,668,830  .....XXX.....  ..22,691,000
____________________________________________________________________________________________________________________________________

                                                        SCHEDULE B - PART 2
                        Showing all Mortgage Loans SOLD, transferred or paid in full during the Current Quarter

   1         2             3        4        5         6            7                 8                9                10
 Loan     Location     Location   Loan     Year      Book       Increase           Book Value     Consideration     Profit (Loss)
 Number     City         State    Type   Acquired    Value      (Decrease)         at             Received          on Sale
                                                     Prior      by Adjustment      Disposition
                                                     Year End   in Book Value
                                                                During Current
                                                                Quarter
------------------------------------------------------------------------------------------------------------------------------------
2061501   Miami......  FL......  .....  .....1992  ...345,627  ...............  .........39,723   ........39,723    ................
1954201   Shreveport   LA......  .....  .....1975  ....18,736  ...............  ..........1,913   .........1,913    ................
2057601   Canton.....  OH......  .....  .....1990  ...749,445  ...............  ........583,717   .......583,717    ................
2028701   Aloha......  OR......  .....  .... 1985  ....60,076  ...............  ..........8,864   .........8,864    ................
2026601   Pendleton..  OR......  .....  .....1985  ...112,852  ...............  .........16,648   ........16,648    ................
2004501   Spring.....  TX......  .....  .....1980  ....59,321  ...............  .........57,488   ........57,488    ................
1953901   Tukwila....  WA......  .....  .....1975  ....99,472  ...............  .........11,415   ........11,415    ................
____________________________________________________________________________________________________________________________________
0199999  Mortgages closed by repayment  .........  .1,445,528  ...............  ........719,768   .......719,768    ................
____________________________________________________________________________________________________________________________________
9999999  Totals.....................................1,445,528  ...............  ........719,768   .......719,768    ................
____________________________________________________________________________________________________________________________________


                                               SCHEDULE B - VERIFICATION-
------------------------------------------------------------------------------------------------------------------------------------

                                                                    1                   2                 3                4
                                                                First Quarter    Second Quarter    Third Quarter    Prior Year Ended
                                                                Current Year      Current Year     Current Year       December 31
------------------------------------------------------------------------------------------------------------------------------------
 1. Book value of mortgages owned, December 31 of prior year...  1,099,819,596     1,162,272,076     1,160,826,371     1,079,070,234
 2. Amount loaned during year:
        2.1. Actual cost at lime of acquisition ...............     81,215,000        35,221,669        22,691,000       174,197,978
        2.2. Additional rovestment made after acquisition ....................  ................  ................  ................
 3. Accrual of discount.......................................................  ................  ................  ................
 4. Increase by adjustment ..................................  .........28,130  ..........31,393  ..........31,517  .........224,490
 5. Profit on sale..................................................................................................................
____________________________________________________________________________________________________________________________________
 6. Total (Lines 1 through 5)..................................  1,181,062,726     1,197,525,168     1,183,548,888     1,253,743,303
 7. Amounts paid on account or in full during period ..........     18,572,488        36,653,547        15,430,295       153,469,102
 8. Amortization of premium ........................................................................................................
 9. Decrease in book value or by adjustment ...........................218,162  ..........30,250  ................  .........429,605
 10. Loss on sale.........................................................................15,000  ................  ..........25,000
 11. Book value of mortgages owned at end of current period....  1,162,272,076     1,160,826,371     1,168,118,593     1,099,819,596
___________________________________________________________________________________________________________________________________

                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                     SCHEDULE BA - PART 1
                        Showing Other Long-Term Invested Assets ACQUIRED during the Current Quarter


------------------------------------------------------------------------------------------------------------------------------------
                                 Location
               1                2       3      4              5        6        7       8              9                10
                                              Name           Year    Actual   Amount   Book         Increase        Statement
                                a       b      of          Acquried  Cost      of      Value        (Decrease)        Value
                               City   State  Vendor                           Encum-   Less         by Adj.
                                                                              brances  Encum-       in Book
                                                                                       brances      Value During
                                                                                                    Current
                                                                                                    Quarter
Number of Unites and
Description
----------------------------------------------------------------------------------------------------------------------------------
CID Equity Capital V LP.......Indpls, IN...Capital
                                            Contribution ... XXX......600,000........ 600,000...........................600,000....
Capital Improvement Board.... Indpls, IN...Transfer from
                                            Circle Center ...XXX.......34,022..........34,022............................34,022....
Midwest Corp. Tax Credit
  Fund III....................Indpls, IN...Capital
                                            Contribution.....XXX......288,000.........288,000...........................288,000....
CID Seed Fund LP..............Indpls, IN...Capital
                                            Contribution.....XXX.......20,000..........20,000............................20,000....
Midwest Corp Tax Credit
  Fund IV.....................Indpls, IN...Capital
                                            Contributions.....XXX.....400,000.........400,000...........................400,000....
CID Equity Capital III LP.....Indpls, IN...Capital
                                            Contributions.....XXX......70,000..........70,000............................70,000....
____________________________________________________________________________________________________________________________________
1099999 Joint Venture Interest -Other...............................1,412,022..XXX..1,412,022.........................1,412,022.....
____________________________________________________________________________________________________________________________________
9999998 Aggregate Valuation Allowance...................................XXX....XXX.....XXX............XXX..........................
____________________________________________________________________________________________________________________________________
9999999 Totals......................................................1,412,022.......1,412,022.........................1,412,022....
____________________________________________________________________________________________________________________________________



                              SCHEDULE BA - PART 2
            Showing Other Long-Term Invested Assets SOLD, transferred
                   or paid in full durith the Current Quarter


------------------------------------------------------------------------------------------------------------------------------------
                                 Location
               1                2       3      4              5        6              7            8              9           10
                                               Name         Year   Book Value   Increaseount      Book      Consideration  Profit
                                a       b  of Purchaser   Acquried Less         (Decrease)     Value Less     Received      (Loss)
                               City   State or Nature of           Encumbrances,by Adjustments Encumbrances                on Sale
                                             Disposition           Prior Year   in Book Value       at
                                                                                During Current Disposition
                                                                                 Quarter
Number of Unites and
Description
----------------------------------------------------------------------------------------------------------------------------------
Circle Centre Inc., Ltd.      Indpls.  IN  Transfer to CIB  1994        34,022                       34,022        34,022
CID Partnership LP            Indpls.  IN  Capital Distrib. 1999         5,993                        5,993         5,993
__________________________________________________________________________________________________________________________________
 1099999 - Joint Venture Interest - Other...............................40,015.......................40,015........40,015
__________________________________________________________________________________________________________________________________
 9999999 - Totals.......................................................40,015.......................40,015........40,015
__________________________________________________________________________________________________________________________________



                                                   SCHEDULE BA - VERIFICATION
                                   Other Long-Term Invested Assets Included In Schedule BA
------------------------------------------------------------------------------------------------------------------------------------

                                                              1                   2                   3                  4
                                                         First Quarter    Second Quarter        Third Quarter    Prior Year Ended
                                                          Current Year      Current Year         Current Year       December 31
------------------------------------------------------------------------------------------------------------------------------------
1 . Book value of long-term invested assets,
        December 31 of prier year .......................102,340,423..........102,922,898..........102,733,479...........41,191,400
2. Cost of acquisitions beginning of period:
        2.1. Actual cost at lime of acquisition...................................115,000................................60,647,319
        2.2. Additional investment made after acquisition ...500,451...............40,987........... 1,412,022............2,108,082
3. Accrual of discount.............................................3....................3....................3..................242
4. Increase by adjustment....................................482,421..............393,613...................................330,179
5. Profit on sale .................................................................................................................
___________________________________________________________________________________________________________________________________
6. Total Lines 1 through 5) .............................103,323,298..........103,472,500..........104,145,504..........104,277,222
7. Amounts paid on account or in full during
         period .............................................300,451..............731,505...............40,015............1,609,960
8. Amortization of premium.....................................7,401................7,516................7,682...............21,461
9. Decrease in book value or by adjustment ...................92,547........................................14..............305,377
10. Loss on sale...................................................................................................................
11. Book value of long-term invested assets at
        end of current period............................102,922,898..........102,733,479..........104,097,793..........102,340,423
___________________________________________________________________________________________________________________________________

                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                                 SCHEDULE D - PART 1B
                                           Showing the Acquisitions, Dispositions and Non-Trading Activity
                                    During the Current Quarter for all Bonds and Preferred Stock by Rating Class
------------------------------------------------------------------------------------------------------------------------------------

                     1            2             3              4              5                 6             7              8
                 Statement   Acquisitions   Dispositions    Non-Trading   Statement        Statement      Statement     Statement
                   Value      During         During         Activity        Value            Value           Value        Value
                 Beginning    Current        Current        During        End of First   End of Second   End of Third   December 31
                 of Current   Quarter        Quarter        Current       Quarter           Quarter        Quarter      Prior Year
                   Quarter                                  Quarter
------------------------------------------------------------------------------------------------------------------------------------
BONDS
1. Class 1....2,521,107,414...446,122,864....485,389,648...(25,388,124)..2,525,911,394...2,521,107,414..2,456,452,506..2,471,301,839
2. Class 2....1,319,373,773....65,752,291.....69,027,847....16,793,326 ..1,336,190,607...1,319,373,773..1,332,891,543..1,346,358,308
3. Class 3.......80,921,774.......................33,023.........3,468 .....86,187,784......80,921,774.....80,892,219.....63,650,008
4. Class 4.......21,731,025....................1,247,544....10,000,188 .....10,740,631......21,731,025.....30,483,669.....10,824,838
5. Class 5.......16,745,877.......................69,337.............. .....16,763,164......16,745,877.....16,676,540.....16,829,708
6. Class 6..........................................................................................................................
____________________________________________________________________________________________________________________________________
7. Total
   Bonds......3,959,879,863...511,875,155....555,767,399.....1,408,858 ..3,975,793,580...3,959,879,863..3,917,396,477..3,908,964,701
____________________________________________________________________________________________________________________________________
____________________________________________________________________________________________________________________________________
PREFERRED STOCK
8. Class 1........1,312,480.....1,250,000....................................1,321,730.......1,312,480......2,562,480......1,321,730
9. Class 2..........434,180....................................................438,180.........434,180........434,180........434,180
10. Class 3.........................................................................................................................
11. Class 4..........55,625......................................1,813 .........56,625..........55,625.........57,438.........63,000
12. Class 5.........................................................................................................................
13. Class 6.........................................................................................................................
____________________________________________________________________________________________________________________________________
____________________________________________________________________________________________________________________________________
14. Total
    Preferred
    Stock.........1,802,285.....1,250,000........................1,813 ......1,816,535.......1,802,285......3,054,098......1,822,910
____________________________________________________________________________________________________________________________________
15. Total Bonds
    and Prefened
    Stock ....3,961,682,148...513,125,155....555,767,399......1,410,671..3,977,610,115...3,961,682,148..3,920,450,575..3,910,787,611
____________________________________________________________________________________________________________________________________

                                                                  11


                                  STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                                  SCHEDULE D - PART 3
                                Show all Long-Term Bonds and Stocks Acquired by the Company during the Current Quarter
------------------------------------------------------------------------------------------------------------------------------------

                         1                              2              3           4       5           6          7             8
                                                       Date       Name of Vendor No. of  Actual       Par        Paid for     NAIC
CUSIP                         Description              Acquired                  Shares   Cost        Value      Accrued     Desig-
                                                                                 of                              Interest    nation
                                                                                 Stock                          & Dividends   (a)
____________________________________________________________________________________________________________________________________
3133TN-CY-8   FHLMC 2210 E CMO 02/01/2008 6.000....... 7/17/2000 Lehman Bros.    ...... ..4,613,769 ..4,815,808 ......12,842 ..1PE
____________________________________________________________________________________________________________________________________
3199996 - Bonds - Special Revenues - United States........................................4,613,769 ..4,815,808 ......12,842 ..XXX
____________________________________________________________________________________________________________________________________
3199999 - Total - Bonds - Special Revenue.................................................4,613,769 ..4,815,808 ......12,842 ..XXX
____________________________________________________________________________________________________________________________________
59832W-AA-7 MIDWEST GENERATION 07/02/2009 8.300 ...... 8/24/2000 VARIOUS..................1,500,000 ..1,500,000 ............ ..2PE
00808A-AA-9 AES DRAX HOLDINGS S 12/31/2020 10.410..... 8/02/2000 GOLDMAN SACHS & CO.......4,000,000 ..4,000,000 ............ ..2PE
25156P-AB-9 DEUTSCHE TELEKOM IN 06/15/2010 8.000...... 7/06/2000 Various..................5,979,420 ..6,000,000 ............ ..1PE
___________________________________________________________________________________________________________________________________
3899996 - Bonds - Public Utilities - United Stales........................................1,500,000 ..1,500,000 ............ ..XXX
___________________________________________________________________________________________________________________________________
3899998 - Bonds - Public Utilities - Other Countries .....................................9,979,420 .10,000,000 ...............XXX
____________________________________________________________________________________________________________________________________
3899999 - Total - Bonds - Public Utilities...............................................11,479,420  .11,500,000 ..............XXX
___________________________________________________________________________________________________________________________________
003924-AG-2 ABITIBI-CONSOLIDATE 08/01/2010 8.550......Various... VARIOUS..................4,979,480  ..5,000,000 .......3,563 ..2PE
06423A-AF-O BANK ONE CORP NOTES 08/01/2005 7.625 ....  8/02/2000 BANK ONE CAP. CORP.......4,990,000  ..5,000,000 ............ ...1
077853-AA-7 BAT PARTNERS 92 SER 01/05/2006 8.530 ..... 7/28/2000 CAPITALIZED INT............212,550  ....212,550 ............ ...1
14075#-AA-5 CARADON FINANCE LLC 07/25/2007 8.230 ..... 7/25/2000 GREENWICH NATWEST .......4,000,000  ..4,000,000 ............ ...1Z
142339-AA-8 CARLISLE COMPANIES  09/14/2007 7.250 ..... 9/14/2000 BANK OF AMERICA
                                                                  SECURITIES, LLC ........2,339,525  ..2,500,000 ......29,705 ..2PE
205887-AW-2 CONAGRA INC NOTES 09/15/2010 7.875........ 9/18/2000 MERRILL LYNCH & CO.......6,478,810  ..6,500,000 ............ ..2PE
224050-AL-8 COX ENTERPRISES INC 09/15/2010 7.875...... 9/12/2000 VARIOUS..................5,450,225  ..5,500,000 ............ ..2PE
242361-AD-5 DEAN,FOODS NOTES 08/01/2007 8.150......... 8/01/2000 VARIOUS..................3,494,120  ..3,500,000 ............ ..1PE
270319-AC-0 EARTHGRAINS NOTES 08/01/2005 8.500........ 7/25/2000 VARIOUS..................6,482,840  ..6,500,000 ............ ..2PE
293489-AA-8 ENOGEX INC NOTES 01/15/2010 8.125......... 7/19/2000 LEHMAN BROTHERS .........2,312,006  ..2,300,000 .......2,076 ..2PE
33764P-AA-9 FIRSTMERIT BANK BON 04/01/2010 8.625...... 9/19/2000 DAIN RAUSCHER............2,066,560  ..2,000,000 ......85,292 ..2
637657-AB-3 NATIONAL SERVICES I O8/01/2010 8.375...... 8/08/2000 GOLDMAN SACHS &.CO.......5,493,235  ..5,500,000............. ..1
67090*-AB-6 0'NEAL STEEL INC.SR.07/15/2010 8.790...... 7/14/2000 BANK OF AMERICA
                                                                  SECURITIES, LLC.........4,500,000  ..4,500,000............. ..2Z
68210*-AA-1 OMEGA LEASING (US) 05/12/2010 8.800....... 7/25/2000 GREENWICH NATWEST........4,500,000  ..4,500,000............. ..1
682428-AE-0 MSDW CAPITAL I 2000  09/03/2010 7.576..... 9/28/2000 MORGAN STANLEY DEAN
                                                                  WITTER..................5,025,000  ..5,000,000.......28,410 ..1PE
693528-AA-2 PPL MONTANA LLC BON 07/02/2020 8.903...... 7/20/2000 VARIOUS..................6,500,000  ..6,500,000................2PE
871928-BB-2 TIERS COUP BOND BAC 12/01/2017 8.450...... 8/15/2000 DAIN RAUSCHER............3,114,805  ..3,538,866.......61,468...2PE
891492-AA-8 TOSCO TRUST 2000-E 03/01/2010 8.580....... 7/11/2000 BANK OF AMERICA
                                                                  SECURITIES, LLC.........2,035,120  ..2,000,000.......62,443...2PE
919138-AC-1 VALERO ENERGY NOTES 03/15/2006 7.375...... 7/03/2000 J.P.MORGAN
                                                                  SECURITIES INC..........4,802,000  ..5,000,000......110,625...1PE
99B002-03-0 BIRMNGHAM SOUTHEAS 09/05/2002 10.620...... 9/05/2000 BANK OF AMERICA
                                                                  SECURITIES, LLC...........237,840  ....237,840................1
74820#-AB-5 QUEBECOR WORLD CAPI 07/15/2012 8.520...... 7/12/2000 SALOMON SMITH BARNEY.....3,000,000  ..3,000,000................2
74820#-AC-3 OUEBECCR WORLD CAPI 09/15/2015 8.540...... 9/12/2000 SALOMON SMITH BARNEY.....5,000,000  ..5,000,000................2Z
049285-AA-O ATLAS COPCO AB UNSU 04/01/2008 6.500...... 9/25/2000 ABN-AMRO SECURITIES......3,708,120  ..4,000,000......125,667...1PE
879385-AC-6 TELEFONICA EUROPE B 09/15/2010 7.750...... 9/21/2000 VARIOUS..................1,992,920  ..2,000,000................2PE
08277*-AC-5 SANTOS FINANCE LTD 08/17/2012 8.290....... 8/17/2000 BANC OF AMERICA
                                                                  SECURITIES LLC..........4,000,000  ..4,000,000................2Z..
___________________________________________________________________________________________________________________________________
4599996 - Bonds - Industrial and Misc - United Slates....................................79,014,116  .79,789,256......383,582...XXX
___________________________________________________________________________________________________________________________________
4599997 - Bonds - Indurstrial and Misc. - Canada..........................................8,000,000  ..8,000,000................XXX
___________________________________________________________________________________________________________________________________
4599998 - Bonds - Industrial and Misc - Other Countries...................................9,701,040  .10,000,000......125,667...XXX
___________________________________________________________________________________________________________________________________
4599999 - Total - Bonds - Industrial, Misc...............................................96,715,156  .97,789,256......509,249...XXX
___________________________________________________________________________________________________________________________________
6099997 - Total - Bonds - Part 3........................................................112,808,345  114,105,064......522,091...XXX
___________________________________________________________________________________________________________________________________
6099998 - Total - Bonds - Part 5.........................................................13,136,110  .13,000,000.......10,111...XXX
___________________________________________________________________________________________________________________________________
6099999 - Total - Bonds.................................................................125,944,455  127,105,064......532,202...XXX
___________________________________________________________________________________________________________________________________
35075#-11-0 FOUNTAIN SQUARE LIFE INS CO PRF STK        7/28/2000 CAPITAL CONTRIBUTION.....1,250,000  ...........................P1A
___________________________________________________________________________________________________________________________________
          TOTAL UNITED STATES ............................................................1,250,000  ...........................XXX
___________________________________________________________________________________________________________________________________
6299999 - Total - Preferred Stocks - Banks, Trusts,
                 Insurance................................................................1,250,000  ...........................XXX
___________________________________________________________________________________________________________________________________
6599997 - Total - Preferred Stocks - Part 3...............................................1,250,000  ...........................XXX
___________________________________________________________________________________________________________________________________
6599999 - Total - Preferred Stocks........................................................1,250,000  ...........................XXX
___________________________________________________________________________________________________________________________________
7199999 - Total - Preferred and Common Stocks.............................................1,250,000  ....XXX....................XXX
___________________________________________________________________________________________________________________________________
7299999-Totals..........................................................................127,194,455  ....XXX..........532,202...XXX
___________________________________________________________________________________________________________________________________
(a) For all common stock bearing the NAIC designation "U" provide: the number of such issues

                                                               12

    STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE
                                     COMPANY
                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3                4           5            6       7
                                                                                 No.of
                                                   Disposal                      Shares                     Par     Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock  Consideration   Value     Cost
_____________________________________________________________________________________________________________________________
03789*-AA-9  APPLE VILLAGE 1ST M 05/01/2018 7.500  Various   SINKING FUND
                                                              REDEMPTION......................... 16,829... 16,829... 15,864
13251*-AA-7  CAMBRIDGE SQUARE 1S 07/01/2019 7.500  Various   SINKING FUND
                                                              REDEMPTION ........................ 15,104... 15,104... 14,198
36202A-2C-0  GNMA II MIDGETS P00 02/01/2002 8.000  Various   MBS PAYDOWN.........................  9,619...  9,619...  8,537
36202A-5V-5  GNMA II MIDGETS P00 03/01/2002 8.000  Various   MBS PAYOOWN......................... 23,970... 23,970... 21,212
36202A-TN-7  GNMA II MIDGETS P00 03/01/2001 8.500  Various   MBS PAYDOWN.........................  3,157...  3,157...  3,030
36202A-TP-2  GNMA II MIDGETS P00 03/01/2001 9.000  Various   MBS PAYDOWN.........................  4,851...  4,851...  4,739
36202A-UC-9  GNMA II MIDGETS P00 04101/2001 8.500  Various   MBS PAYDOWN.........................  7,285...  7,285...  6,992
36202A-UX-3  GNMA II MIDGETS P00 05/01/2001 8.500  Various   MBS PAYDOWN.........................  4,765...  4,765...  4,643
36202A-ZA-8  GNMA II MIDGETS POO 01/01/2002 8.000  Various   MBS PAYDOWN.........................    229...    229...    203
36202A-ZT-7  GNMA II MIDGETS P00 02/01/2002 8.000  Various   MBS PAYDOWN.........................  5,594...  5,594...  4,958
36202D-DN-8  GNMA II POOL G22809 03/01/2029 7.O00  Various   MBS PAYDOWN.........................128,547...128,547...126,478
36202L-JQ-7  GNMA II GPM POOL 92 09/01/2017 9.250  Various   MBS PAYDOWN.........................     51...     51...     50
36202L-JV-6  GNMA II GPM POOL 92 10/01/2017 9.250  Various   MBS PAYDOWN.........................     42...     42...     40
362G2L-KX-O  GNMA II GPM POOL 93 04/20/2018 9.250  Various   MBS PAYDOWN.........................    241...    241...    233
362038-XG-4  GNMA I MIDGETS POOL 10/01/2008 6.000  Various   MBS PAYDOWN.........................  2,372...  2,372...  2,402
36203C-HY-1  GNMA I MIDGETS POOL 02/07/2008 6.000  Various   MBS PAYDOWN.........................  4,212...  4,212...  4,265
36203C-NL-2  GNMA I MIDGETS POOL 01/01/2008 6.000  Various   MBS PAYDOWN......................... 11,799... 11,799... 11,946
36203C-VB-5  GNMA I MIDGETS POOL 08/01/2008 6.000  Various   MBS PAYDOWN......................... 12,430... 12,430... 12,586
36203E-JD-1  GNMA I MIDGETS POOL 06/01/2008 6.000  Various   MBS PAYDOWN.........................  1,025...  1,025...  1,037
36203E-K5-6  GNMA I MIDGETS POOL 08/01/2008 6.000  Various   MBS PAYDOWN......................... 10,186... 10,186... 10,313
36203K-HG-2  GNMA I MIDGETS POOL 04/01/2008 6.000  Various   MBS PAYDOWN.........................  2,428...  2,428...  2,458
36203K-QV-9  GNMA I MIDGETS POOL 07/01/2008 6.000  Various   MBS PAYOOWN......................... 31,799... 31,799... 32,196
36203N-5W-4  GNMA I MIDGETS POOL 04/01/2008 6.000  Various   MBS PAYDOWN.........................  4,839...  4,839...  4,900
36203N-6V-5  GNMA I MIDGETS POOL 06/01/2008 6.000  Various   MBS PAYDOWN.........................  3,201...  3,201...  3,241
36203P-AB-9  GNMA I MIDGETS POOL 07/01/2008 6.000  Various   MBS PAYDOWN........... .............  1,872...  1,872...  1,895
36203V-SV-3  GNMA I MIDGETS POOL 05/01/2008 6.000  Various   MBS PAYDOWN......................... 10,771... 10,771... 10,906
36204A-BR-5  GNMA I MIDGETS POOL 05/01/2008 6.000  Various   MBS PAYDOWN.........................  5,021...  5,021...  5,084
36204E-AU-1  GNMA I MIDGETS POOL 08/01/2008 6.000  Various   MBS PAYDOWN.........................  5,141...  5,141...  5,206
36204E-KE-6  GNMA I MIDGETS POOL 03/01/2008 6.000  Various   MBS PAYDOWN.........................    739...    739...    748
36204N-A5-6  GNMA I MIDGETS POOL 07/01/2008 6.000  Various   MBS PAYDOWN.........................  1,067...  1,067...  1,080
36204Q-2N-9  GNMA I MIDGETS POOL 06/01/2008 6.000  Various   MBS PAYDOWN......................... 27,733... 27,733... 28,080
36204Q-Z9-4  GNMA I MIDGETS POOL 08/01/2008 6.000  Various   MBS PAYDOWN.........................  6,612...  6,612...  6,695
36204S-VL-7  GNMA I MIDGETS POOL 05/01/2008 6.000  Various   MBS PAYDOWN.........................  8,579...  8,579...  8,687
36205R-JP-3  GNMA I POOL 398170  06/01/2026 6.500  Various   MBS PAYDOWN.........................    679...    679...    675
36206M-M2-0  GNMA I POOL 415377  07/01/2029 7.000  Various   MBS PAYDOWN......................... 30,626... 30,626... 30,028
362D6N-UC-7  GNMA I POOL 416479  08/01/2028 6.000  Various   MBS PAYDOWN......................... 16,449... 16,449... 16,212
36207J-W3-3  GNMA I POOL 433666  10/01/2027 6.500  Various   MBS PAYDOWN.........................  8,874...  8,874...  8,830
36207W-3P-7  GNMA I POOL 444606  09/01/2027 6.500  Various   MBS PAYDOWN.........................  2,873...  2,873...  2,856
36208P-6R-4  GNMA I POOL 457280  09/01/2027 6.500  Various   MBS PAYDOWN.........................  1,537...  1,537...  1,529
36208P-KU-1  GNMA I POOL 456707  11/01/2027 6.500  Various   MBS PAYDOWN......................... 16,178... 16,178... 16,097
36208R-PW-8  GNMA I POOL 458637  03/01/2028 6.000  Various   MBS PAYDOWN.........................    595...    595...    586
36208R-Y3-2  GNMA I POOL 458930  02/01/2028 6.000  Various   MBS PAYDOWN......................... 26,553... 26,553... 26,669
36208S-CE-0  GNMA I POOL 459169  11/01/2027 6.500  Various   MBS PAYDOWN.........................  1,616...  1,616...  1,608
36208V-4G-7  GNNA I POOL 462623  05/01/2027 6.500  Various   MBS PAYDOWN......................... 20,131... 20,131... 20,030
36208V-ZN-8  GNMA I POOL 462549  04/01/2027 6.500  Various   MBS PAYDOWN.........................  2,024...  2,024...  2,014
36208W-FQ-1  GNMA I POOL 462875  05/01/2027 6.500  Various   MBS PAYDOWN.........................  2,526...  2,526...  2,511
36208Y-3U-1  GNMA I POOL 465311  10/01/2027 6.500  Various   MBS PAYDOWN.........................  5,560...  5,560...  5,527
36208Y-5S-4  GNMA I POOL 465357  12/01/2027 6.500  Various   MBS PAYDOWN......................... 10,750... 10,750... 10,686
36209A-FD-7  GNMA I POOL 465564  05/01/2028 6.O00  Various   MBS PAYOOWN......................... 30,982... 30,982... 31,025
36209A-FS-4  GNMA I POOL 465577  09/01/2028 6.000  Various   MBS PAYDOWN.........................  1,862...  1,862...  1,832
36209A-QM-5  GNMA I POOL 465860  08/01/2027 6.500  Various   MBS PAYOOWN......................... 21,922... 21,922... 21,792
36209A-TU-4  GNMA I POOL 465963  10/01/2027 6.500  Various   MBS PAYDOWN.........................  3,451...  3,451...  3,434
36209A-UH-1  GNMA I POOL 465984  09/01/2027 6.500  Various   MBS PAYDOWN.........................  5,545...  5,545...  5,518
36209C-QU-3  GNMA I POOL 467667  02/01/2029 7.000  Various   MBS PAYDOWN.........................151,007...151,007...147,562

    STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE
                                     COMPANY
                         SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                        8            9          10           11              12
                                                   Book Value   Profit on   Loss on    Interest and        NAIC
                                                   at Date of   Disposal    Disposal   Dividends       Designation (a)
     CUSIP               Description               Disposal                            Received
                                                                                       Current Year
                                                                                       to date
______________________________________________________________________________________________________________________
03789*-AA-9  APPLE VILLAGE 1ST M 05/01/2018 7.500  .... 16,829..............................842..............1.......
13251*-AA-7  CAMBRIDGE SQUARE 1S 07/01/2019 7.500  .... 15,104..............................756..............1.......
36202A-2C-0  GNMA II MIDGETS P00 02/01/2002 8.000  ....  9,619..............................508..............1.......
36202A-5V-5  GNMA II MIDGETS P00 03/01/2002 8.000  .... 23,970............................1,281..............1.......
36202A-TN-7  GNMA II MIDGETS P00 03/01/2001 8.500  ....  3,157..............................178..............1.......
36202A-TP-2  GNMA II MIDGETS P00 03/01/2001 9.000  ....  4,851..............................291..............1.......
36202A-UC-9  GNMA II MIDGETS P00 04101/2001 8.500  ....  7,285..............................413..............1.......
36202A-UX-3  GNMA II MIDGETS P00 05/01/2001 8.500  ....  4,765..............................270..............1.......
36202A-ZA-8  GNMA II MIDGETS POO 01/01/2002 8.000  ....    229.............................. 13..............1.......
36202A-ZT-7  GNMA II MIDGETS P00 02/01/2002 8.000  ....  5,594..............................294..............1.......
36202D-DN-8  GNMA II POOL G22809 03/01/2029 7.O00  ....128,547............................6,066..............1PE.....
36202L-JQ-7  GNMA II GPM POOL 92 09/01/2017 9.250  ....     51..............................  3..............1.......
36202L-JV-6  GNMA II GPM POOL 92 10/01/2017 9.250  ....     42..............................  3..............1.......
362G2L-KX-O  GNMA II GPM POOL 93 04/20/2018 9.250  ....    241.............................. 15..............1.......
362038-XG-4  GNMA I MIDGETS POOL 10/01/2008 6.000  ....  2,372.............................. 95..............1.......
36203C-HY-1  GNMA I MIDGETS POOL 02/07/2008 6.000  ....  4,212..............................170..............1.......
36203C-NL-2  GNMA I MIDGETS POOL 01/01/2008 6.000  .... 11,799..............................471..............1.......
36203C-VB-5  GNMA I MIDGETS POOL 08/01/2008 6.000  .... 12,430..............................497..............1.......
36203E-JD-1  GNMA I MIDGETS POOL 06/01/2008 6.000  ....  1,025.............................. 41..............1.......
36203E-K5-6  GNMA I MIDGETS POOL 08/01/2008 6.000  .... 10,186..............................407..............1.......
36203K-HG-2  GNMA I MIDGETS POOL 04/01/2008 6.000  ....  2,428.............................. 99..............1.......
36203K-QV-9  GNMA I MIDGETS POOL 07/01/2008 6.000  .... 31,799............................1,373..............1.......
36203N-5W-4  GNMA I MIDGETS POOL 04/01/2008 6.000  ....  4,839..............................194..............1.......
36203N-6V-5  GNMA I MIDGETS POOL 06/01/2008 6.000  ....  3,201..............................128..............1.......
36203P-AB-9  GNMA I MIDGETS POOL 07/01/2008 6.000  ....  1,872.............................. 73..............1.......
36203V-SV-3  GNMA I MIDGETS POOL 05/01/2008 6.000  .... 10,771..............................433..............1.......
36204A-BR-5  GNMA I MIDGETS POOL 05/01/2008 6.000  ....  5,021..............................180..............1.......
36204E-AU-1  GNMA I MIDGETS POOL 08/01/2008 6.000  ....  5,141..............................206..............1.......
36204E-KE-6  GNMA I MIDGETS POOL 03/01/2008 6.000  ....    739.............................. 30..............1.......
36204N-A5-6  GNMA I MIDGETS POOL 07/01/2008 6.000  ....  1,067.............................. 43..............1.......
36204Q-2N-9  GNMA I MIDGETS POOL 06/01/2008 6.000  .... 27,733............................1,163..............1.......
36204Q-Z9-4  GNMA I MIDGETS POOL 08/01/2008 6.000  ....  6,612..............................266..............1.......
36204S-VL-7  GNMA I MIDGETS POOL 05/01/2008 6.000  ....  8,579..............................343..............1.......
36205R-JP-3  GNMA I POOL 398170  06/01/2026 6.500  ....    679.............................. 30..............1.......
36206M-M2-0  GNMA I POOL 415377  07/01/2029 7.000  .... 30,626............................1,506..............1PE.....
362D6N-UC-7  GNMA I POOL 416479  08/01/2028 6.000  .... 16,449..............................655..............1PE.....
36207J-W3-3  GNMA I POOL 433666  10/01/2027 6.500  ....  8,874..............................402..............1.......
36207W-3P-7  GNMA I POOL 444606  09/01/2027 6.500  ....  2,873..............................125..............1.......
36208P-6R-4  GNMA I POOL 457280  09/01/2027 6.500  ....  1,537.............................. 67..............1.......
36208P-KU-1  GNMA I POOL 456707  11/01/2027 6.500  .... 16,178..............................695..............1.......
36208R-PW-8  GNMA I POOL 458637  03/01/2028 6.000  ....    595.............................. 24..............1PE.....
36208R-Y3-2  GNMA I POOL 458930  02/01/2028 6.000  .... 26,553............................1,062..............1PE.....
36208S-CE-0  GNMA I POOL 459169  11/01/2027 6.500  ....  1,616.............................. 69..............1.......
36208V-4G-7  GNNA I POOL 462623  05/01/2027 6.500  .... 20,131..............................810..............1.......
36208V-ZN-8  GNMA I POOL 462549  04/01/2027 6.500  ....  2,024.............................. 88..............1.......
36208W-FQ-1  GNMA I POOL 462875  05/01/2027 6.500  ....  2,526..............................110..............1.......
36208Y-3U-1  GNMA I POOL 465311  10/01/2027 6.500  ....  5,560..............................242..............1.......
36208Y-SS-4  GNMA I POOL 465357  12/01/2027 6.500  .... 10,750..............................508..............1.......
36209A-FD-7  GNMA I POOL 465564  05/01/2028 6.000  .... 30,982............................1,241..............1PE.....
36209A-FS-4  GNMA I POOL 465577  09/01/2028 6.000  ....  1,862.............................. 75..............1PE.....
36209A-QM-5  GNMA I POOL 465860  08/01/2027 6.500  .... 21,922..............................950..............1.......
36209A-TU-4  GNMA I POOL 465963  10/01/2027 6.500  ....  3,451..............................150..............1.......
36209A-UH-1  GNMA I POOL 465984  09/01/2027 6.500  ....  5,545..............................231..............1.......
36209C-QU-3  GNMA I POOL 467667  02/01/2029 7.000  ....151,007............................7,358..............1PE.....

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4


  Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by
                     the Company During the Current Quarter



                              1                       2             3                4           5            6       7
                                                                                 No.of
                                                   Disposal                      Shares                     Par     Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock  Consideration   Value     Cost
_____________________________________________________________________________________________________________________________
36209D-6H-2  GNMA I POOL 468972  04/01/2028 6.000   Various   MBS PAYDOWN.......................     708...    708...    696
36209J-7G-0  GNMA I POOL 473495  09/01/2027 6.000   Various   MBS PAYDOWN.......................   2,943...  2,943...  2,896
36209J-E3-1  GNMA I POOL 472754  02/01/2028 6.500   Various   MBS PAYDOWN.......................   3,317...  3,317...  3,297
36209J-T3-5  GNMA I POOL 473170  10/01/2028 6.000   Various   MBS PAYDOWN.......................     616...    616...    606
36209J-UG-4  GNMA I POOL 473183  03/01/2028 6.000   Various   MBS PAYDOWN.......................     636...    636...    626
36209K-2R-8  GNMA I POOL 474284  10/01/2027 6.500   Various   MBS PAYDOWN.......................  27,327... 27,327... 27,165
36209K-Z7-6  GNMA I POOL 474266  12/01/2027 6.500   Various   MBS PAYDOWN.......................     551...    551...    547
36209L-MB-6  GNMA I POOL 474783  10/01/2027 6.500   Various   MBS PAYDOWN.......................   4,741...  4,741...  4,713
36209M-NU-4  GNMA I POOL 475703  03/01/2028 6.000   Various   MBS PAYDOWN.......................  77,038... 77,038... 75,811
36209N-B7-6  GNMA I POOL 476262  11/01/2027 6.500   Various   MBS PAYDOWN.......................  28,740... 28,740... 28,569
36709N-EB-4  GNMA I POOL 476330  08/01/2027 6.000   Various   MBS PAYDOWN.......................   2,697...  2,697...  2,654
36209Q-EF-8  GNMA I POOL 478134  12/01/2027 6.000   Various   MBS PAYDOWN.......................     742...    742...    731
36209T-2C-2  GNMA I POOL 481471  05/01/2028 6.500   Various   MBS PAYDOWN.......................  11,340... 11,340... 11,337
36209T-TS-8  GNMA I POOL 481261  07/01/2028 6.000   Various   MBS PAYDOWN.......................   2,778...  2,778...  2,733
36209T-TX-7  GNMA I POOL 481266  06/01/2028 6.000   Various   MBS PAYDOWN.......................     683...    683...    672
36210E-ZS-1  GNMA I POOL 490453  07/01/2028 7.000   Various   MBS PAYDOWN.......................  10,135... 10,135...  9,937
36210F-AG-1  GNMA I POOL 490607  09/01/2027 6.000   Various   MBS PAYDOWN.......................  36,898... 36,898... 37,060
36210F-CX-2  GNMA I POOL 490686  06/01/2028 6.000   Various   MBS PAYDOWN.......................   1,914...  1,914...  1,922
36210G-R5-5  GNMA I POOL 492008  08/01/2028 6.000   Various   MBS PAYDOWN.......................   1,804...  1,804...  1,776
36210J-J6-6  GNMA I POOL 493585  06/01/2028 6.000   Various   MBS PAYDOWN.......................   7,709...  7,709...  7,742
36270J-K2-3  GNMA I POOL 493613  06/01/2028 6.000   Various   MBS PAYDOWN.......................   2,821...  2,821...  2,776
36210Q-TV-4  GNMA I POOL 499264  02/01/2014 6.000   Various   MBS PAYDOWN.......................  14,913... 14,913... 14,498
36210U-QH-9  GNMA I POOL 502756  07/01/2029 7.000   Various   MBS PAYDOWN.......................  51,601... 51,601... 51,069
36210X-XM-4  GNMA I POOL 505684  05/01/2029 6.500   Various   MBS PAYDOWN....................... 101,962...101,962... 97,931
36211G-VB-6  GNMA I POOL 512810  05/01/2029 6.500   Various   MBS PAYDOWN.......................  15,218... 15,218... 14,616
362156-PK-1  GNMA I MIDGETS POOL 03/01/2001 9.000   Various   MBS PAYDOWN.......................   4,878...  4,878...  4,782
362158-W3-7  GNMA II MIDGETS P00 03/01/2001 8.500   Various   MBS PAYDOWN.......................   2,002...  2,002...  1,891
36216F-M8-0  GNMA I MIDGETS POOL 06/01/2001 8.500   Various   MBS PAYDOWN.......................   2,698...  2,698...  2,653
36216G-5J-3  GNMA I MIDGETS POOL 06/01/2001 8.500   Various   MBS PAYDOWN.......................   3,974...  3,974...  3,907
36216H-7E-0  GNMA I MIDGETS POOL 05/01/2001 9.000   Various   MBS PAYDOWN.......................   4,457...  4,457...  4,369
36216J-QN-5  GNMA I MIDGETS POOL 05/01/2001 8.500   Various   MBS PAYDOWN.......................   4,718...  4,718...  4,638
362178-4V-4  GNMA II MIDGETS POO 02/01/2002 8.000   Various   MBS PAYDOWN.......................  11,013... 11,013...  9,802
36217X-SR-2  GNMA II MIDGETS POO 01/01/2002 7.500   Various   MBS PAYDOWN.......................   8,738...  8,738...  7,525
36219R-FP-1  GNMA I POOL 256774  03/01/2028 6.500   Various   MBS PAYDOWN.......................   1,016...  1,016...  1,010
36224J-4G-4  GNMA I MIDGETS POOL 06/01/2008 6.000   Various   MBS PAYDOWN.......................   4,819...  4,819...  4,879
36224J-4W-9  GNMA I MIDGETS POOL 06/01/2008 6.000   Various   MBS PAYDOWN.......................  43,810... 43,810... 44,358
36224Q-JN-7  GNMA I MIDGETS POOL 12/01/2007 6.000   Various   MBS PAYDOWN.......................  39,056... 39,056... 39,544
42758*-AA-4  HERMITAGE OAKS LTG  08/01/2018 7.500   Various   Sinking  Fund
                                                                Redemption......................   6,423...  6,423...  6,038
50271*-AA-5  LACROSSE PROPERTIES 11/01/2017 7.500   Various   Sinking Fund
                                                                Redemption......................   9,864...  9,864...  9,311
54021#-AA-6  LODGES LTD 1ST MTG  06/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................   8,314...  8,314...  7,819
68233*-9B-4  100 CENTER HI-RISE  01/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................      63...     63...     59
68233*-AA-4  100 CENTER HI-RISE  12/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................  10,703... 10,703... 10,024
70088#-9A-4  PARK VILLA ASSOC 1S 01/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................     233...    233...    222
70088#-AA-2  PARK VILLA ASSOC 1S 10/01/2017 7.500   Various   Sinking Fund
                                                                Redemption......................   7,236...  7,236...  6,912
77413*-AA-7  ROCKVILLE ASSOC 1ST 05/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................   4,566...  4,566...  4,259
78718#-AA-3  ST ANDREWS 1ST MTG  03/01/2018 7.500   Various   Sinking Fund
                                                                Redemption......................   9,868...  9,868...  9,317
90338H-AB-2  U S TRADE TRUST 199 01/15/2007 8.170  7/15/2000  Sinking Fund
                                                                Redemption...................... 208,333...208,333...208,333
97117*-AA-4  WILLOW RUN II PRTNS 10/01/2017 7.500   Various   Sinking Fund
                                                                Redemption......................   8,477...  8,477...  8,103
____________________________________________________________________________________________________________________________
 0399996 - Bonds - U.S. Government     ........................................................1,548,942 1,548,942 1,524,058
_____________________________________________________________________________________________________________________________
 0399999 - Bonds - U.S. Governments    ........................................................1,548,942 1,548,942 1,524,058
____________________________________________________________________________________________________________________________
64457*-AM-6 NEW GRADE ENERGY GT  08/37/2002 9.750   Various    VARIOUS.........................1,536,656 1,536,656 1,536,656
____________________________________________________________________________________________________________________________
 1099997 - Bonds - All Other Governments - Canada .............................................1,536,656 1,536,656 1,536,656
____________________________________________________________________________________________________________________________
 1099999 - Bonds  - All Other Governments ......................................................1,536,656 1,536,656 1,536,656
____________________________________________________________________________________________________________________________


 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                         SCHEDULE D - PART 4 (CONTINUED)
  Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by
                     the Company During the Current Quarter


                              1                        8            9          10           11              12
                                                   Book Value   Profit on   Loss on    Interest and        NAIC
                                                   at Date of   Disposal    Disposal   Dividends       Designation (a)
     CUSIP               Description               Disposal                            Received
                                                                                       Current Year
                                                                                       to date
______________________________________________________________________________________________________________________
36209D-6H-2  GNMA I POOL 468972  04/01/2028 6.000          708.........................      28..............1PE
36209J-7G-0  GNMA I POOL 473495  09/01/2027 6.000        2,943.........................     131..............1PE
36209J-E3-1  GNMA I POOL 472754  02/01/2028 6.500        3,317.........................     144..............1
36209J-T3-5  GNMA I POOL 473170  10/01/2028 6.000          616.........................      25..............1PE
36209J-UG-4  GNMA I POOL 473183  03/01/2028 6.000          636.........................      25..............1PE
36209K-2R-8  GNMA I POOL 474284  10/01/2027 6.500       27,327.........................   1,313..............1
36209K-Z7-6  GNMA I POOL 474266  12/01/2027 6.500          551.........................      24..............1
36209L-MB-6  GNMA I POOL 474783  10/01/2027 6.500        4,741.........................     216..............1
36209M-NU-4  GNMA I POOL 475703  03/01/2028 6.000       77,038.........................   2,909..............1PE
36209N-B7-6  GNMA I POOL 476262  11/01/2027 6.500       28,740.........................   1,286..............1
36709N-EB-4  GNMA I POOL 476330  08/01/2027 6.000        2,697.........................     108..............1PE
36209Q-EF-8  GNMA I POOL 478134  12/01/2027 6.000          742.........................      30..............1PE
36209T-2C-2  GNMA I POOL 481471  05/01/2028 6.500       11,340.........................     524..............1
36209T-TS-8  GNMA I POOL 481261  07/01/2028 6.000        2,778.........................      98..............1PE
36209T-TX-7  GNMA I POOL 481266  06/01/2028 6.000          683.........................      28..............1PE
36210E-ZS-1  GNMA I POOL 490453  07/01/2028 7.000       10,135.........................     473..............1PE
36210F-AG-1  GNMA I POOL 490607  09/01/2027 6.000       36,898.........................   1,317..............1PE
36210F-CX-2  GNMA I POOL 490686  06/01/2028 6.000        1,914.........................      69..............1PE
36210G-R5-5  GNMA I POOL 492008  08/01/2028 6.000        1,804.........................      72..............1PE
36210J-J6-6  GNMA I POOL 493585  06/01/2028 6.000        7,709.........................     292..............1PE
36270J-K2-3  GNMA I POOL 493613  06/01/2028 6.000        2,821.........................     123..............1PE
36210Q-TV-4  GNMA I POOL 499264  02/01/2014 6.000       14,913.........................     591..............1PE
36210U-QH-9  GNMA I POOL 502756  07/01/2029 7.000       51,601.........................   2,405..............1PE
36210X-XM-4  GNMA I POOL 505684  05/01/2029 6.500      101,962.........................   3,602..............1PE
36211G-VB-6  GNMA I POOL 512810  05/01/2029 6.500       15,218.........................     577..............1PE
362156-PK-1  GNMA I MIDGETS POOL 03/01/2001 9.000        4,878.........................     290..............1
362158-W3-7  GNMA II MIDGETS P00 03/01/2001 8.500        2,002.........................     114..............1
36216F-M8-0  GNMA I MIDGETS POOL 06/01/2001 8.500        2,698.........................     153..............1
36216G-5J-3  GNMA I MIDGETS POOL 06/01/2001 8.500        3,974.........................     225..............1
36216H-7E-0  GNMA I MIDGETS POOL 05/01/2001 9.000        4,457.........................     268..............1
36216J-QN-5  GNMA I MIDGETS POOL 05/01/2001 8.500        4,718.........................     268..............1
362178-4V-4  GNMA II MIDGETS POO 02/01/2002 8.000       11,013.........................     586..............1
36217X-SR-2  GNMA II MIDGETS POO 01/01/2002 7.500        8,738.........................     437..............1
36219R-FP-1  GNMA I POOL 256774  03/01/2028 6.500        1,016.........................      44..............1
36224J-4G-4  GNMA I MIDGETS POOL 06/01/2008 6.000        4,819.........................     192..............1
36224J-4W-9  GNMA I MIDGETS POOL 06/01/2008 6.000       43,810.........................   1,665..............1
36224Q-JN-7  GNMA I MIDGETS POOL 12/01/2007 6.000       39,056.........................   1,415..............1
42758*-AA-4  HERMITAGE OAKS LTG  08/01/2018 7.500        6,423.........................     321..............1
50271*-AA-5  LACROSSE PROPERTIES 11/01/2017 7.500        9,864.........................     493..............1
54021#-AA-6  LODGES LTD 1ST MTG  06/01/2018 7.500        8,314.........................     416..............1
68233*-9B-4  100 CENTER HI-RISE  01/01/2018 7.500           63.........................       3..............1
68233*-AA-4  100 CENTER HI-RISE  12/01/2018 7.500       10,703.........................     535..............1
70088#-9A-4  PARK VILLA ASSOC 1S 01/01/2018 7.500          233.........................      12..............1
70088#-AA-2  PARK VILLA ASSOC 1S 10/01/2017 7.500        7,236.........................     362..............1
77413*-AA-7  ROCKVILLE ASSOC 1ST 05/01/2018 7.500        4,566.........................     228..............1
78718#-AA-3  ST ANDREWS 1ST MTG  03/01/2018 7.500        9,868.........................     494..............1
90338H-AB-2  U S TRADE TRUST 199 01/15/2007 8.170      208,333.........................  17,021..............1PE
97117*-AA-4  WILLOW RUN II PRTNS 10/01/2017 7.500        8,477.........................     424..............1
____________________________________________________________________________________________________________________________
 0399996 - Bonds - U.S. Government     ..............1,548,942.........................  75,922..............XXX
_____________________________________________________________________________________________________________________________
 0399999 - Bonds - U.S. Governments    ..............1,548,942.........................  75,922..............XXX
____________________________________________________________________________________________________________________________
64457*-AM-6 NEW GRADE ENERGY GT  08/37/2002 9.750    1,536,656.........................  99,883..............1
____________________________________________________________________________________________________________________________
 1099997 - Bonds - All Other Governments - Canada ...1,536,656.........................  99,883..............XXX
____________________________________________________________________________________________________________________________
 1099999 - Bonds  - All Other Governments .......... 1,536,656.........................  99,883..............XXX
____________________________________________________________________________________________________________________________

                                                 13-1

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3              4             5              6              7
                                                                                 No.of
                                                   Disposal                      Shares                         Par          Actual
     CUSIP               Description                 Date      Name of Purchaser of Stock  Consideration       Value         Cost
____________________________________________________________________________________________________________________________________
 270022-DB-9  EAGLE-UNION SBC TXB 07/01/2000 5.600 07/01/2000  MATURITY ..........................355,000  ......355,000 ... 355,000
 641667-DC-1  NEW ALBANY-FLOYD SB 07/15/2000 5.650 07/15/2000  NORWEST BANK
                                                                MINNEAPOLIS NA....................500,000  ......500,000 ... 500,000
 659568-DJ-5  NORTH HARRISON ELEM 01/01/2004 7.000 07/01/2000  SINKING FUND
                                                                REDEMPTION........................110,000  ......110,000 ... 110,000
 ___________________________________________________________________________________________________________________________________
          TOTAL INDIANA                                                                           965,000  ......965,000 ... 965,000
 ___________________________________________________________________________________________________________________________________
 421948-AG-5  HEART INST OF SPOKA 08/15/2000 6.400 08/15/2000  NORWEST BANK
                                                                MINNEAPOLIS NA....................180,000  ......180,000  ...180,000
____________________________________________________________________________________________________________________________________
          TOTAL WASHINGTON                                                                        180,000  ......180,000  ...180,000
____________________________________________________________________________________________________________________________________
 307691-AF-2  FARMERMAC AGRI RE T 04/01/2004 6.750   Various   MBS PAYDOWN........................136,609  ......136,609  ...133,541
 31283H-F8-3  FHLMC POOL G01091   12/01/2029 7.000   Various   MBS PAYDOWN.........................58,242  .......58,242  ....55,112
 3128G4-AD-2  FHLMC GLD POOL E700 01/01/2013 5.500   Various   MBS PAYDOWN.........................31,018  .......31,018  ....30,678
 3128G6-5Y-7  FHLMC GLD POOL E726 06/01/2013 5.500   Various   MBS PAYDOWN.........................26,052  .......26,052  ....25,767
 3128G7-CT-8  FHLMC GLD POOL E727 08/01/2013 5.500   Various   MBS PAYDOWN.........................12,384  .......12,384  ....12,248
 3128G7-EX-7  FHLMC GLD POOL E728 08/01/2013 5.500   Various   MBS PAYDOWN..........................5,691  ........5,691  .....5,629
 317905-ES-7  FHLMC 1054-E CMO    03/01/2021 8.500   Various   MBS PAYDOWN.........................27,329  .......27,329  ....26,099
 312914-SC-9  FHLMC G5-G CMO      09/01/2002 7.000   Various   MBS PAYDOWN........................593,292  ......593,292  ...584,921
 312916-G4-5  FHLMC G15-H CMO     08/01/2002 6.500   Various   MBS PAYDOWN......................1,539,621  ....1,539,621  .1,570,654
 31292G-YM-2  FHLMC GLD POOL C007 09/01/2028 6.000   Various   MBS PAYDOWN.........................19,591  .......19,591  ....19,350
 31293J-2F-5  FHLMC GLD POOL 0216 10/01/2028 6.000   Various   MBS PAYDOWN.........................14,206  .......14,206  ....14,032
 31294J-Y5-1  FHLMC POOL E00732   06/01/2014 6.500   Various   MBS PAYDOWN........................425,701  ......425,701  ...415,834
 3133T1-P9-7  FHLMC 1615-E CMO    11/01/2000 5.300   Various   MBS PAYDOWN......................1,015,190  ....1,015,190  ...929,692
 3133T5-N4-1  FHLMC 1755-L CMO    05/01/2002 6.000   Various   MBS PAYDOWN......................1,506,708  ....1,506,708  .1,343,795
 3133T5-X5-7  FHLMC 1764-8 CMO    01/01/2002 6.500   Various   MBS PAYDOWN......................1,639,947  ....1,639,947  .1,464,422
 3133T5-X7-3  FHLMC 1764-E CMO    05/01/2004 6.000   Various   MBS PAYDOWN........................456,287  ......456,287  ...399,109
 3133T5-XD-0  FHLMC 1762-A2 CMO   10/01/2004 8.548   Various   MBS PAYDOWN.........................32,717  .......32,717  ....33,344
 3133T6-SQ-5  FHLMC 1814-B CMO    12/01/2005 6.500   Various   MBS PAYDOWN........................330,517  ......330,517  ...331,627
 3133TE-X6-6  FHLMC 2078-BA CMO   11/01/2015 6.250   Various   MBS PAYDOWN........................333,413  ......333,413  ...334,827
 3133TN-CY-8  FHLMC 2210 E CMO    02/01/2008 6.000   Various   MBS PAYDOWN.........................77,168  .......77,168  ....73,931
 31340A-3P-4  FHLMC PC POOL 14080 04/01/2009 9.000   Various   VARIOUS................................886  ..........886  .......855
 31340A-A2-7  FHLMC PC POOL 14002 11/01/2009 9.250   Various   VARIOUS..............................3,545  ........3,545  .....3,495
 31340A-DY-4  FHLMC PC POOL 14011 10/01/2009 9.500   Various   VARIOUS................................888  ..........888  .......854
 31340A-HM-6  FHLMC PC POOL 14023 12/01/2010 9.250   Various   VARIOUS.............................20,989  .......20,989  ....21,015
 31340M-N2-7  FHLMC PC POOL 18130 08/01/2006 9.250   Various   VARIOUS.............................11,551  .......11,551  ....11,335
 31340M-P6-6  FHLMC PC POOL 18134 11/01/2006 9.000   Various   VARI0US..............................8,946  ........8,946  .....8,946
 31340M-Z5-7  FHLMC PC POOL 18166 06/01/2008 9.500   Various   VARIOUS.............................12,720  .......12,720  ....12,514
 31340Q-AJ-5  FHLMC PC POOL 18360 10/01/2003 9.000   Various   VARIOUS..............................7,099  ........7,099  .....6,957
 31340S-BB-7  FHLMC PC POOL 18543 08/01/2008 9.500   Various   VARIOUS..............................2,663  ........2,663  .... 2,700
 31340W-4P-5  FHLMC PC POOL 18983 05/01/2001 8.500   Various   VARIOUS..............................8,049  ........8,049  .....7,717
 31340W-KL-6  FHLMC PC POOL 18929 09/O1/2006 9.250   Various   VARIOUS..............................3,144  ....... 3,144  .....2,996
 313411-JU-5  FHLMC PC POOL 26027 07/01/2006 8.500   Various   VARIOUS..............................1,399  ........1,399  .....1,341
 31341A-7A-2  FHLMC PC POOL 25088 05/01/2002 8.500   Various   VARIOUS..............................8,997  ........8,997  .....8,755
 31341A-FA-3  FHLMC PC POOL 25016 01/01/2007 9.500   Various   VARIOUS.............................10,047  .......10,047  .....9,978
 31341B-JD-1  FHLMC PC POOL 25116 10/01/2001 7.250   Various   VARIOUS..............................3,264  ........3,264  .....3,109
 31341C-TQ-9  FHLMC PC POOL 25235 12/01/2005 8.250   Various   VARIOUS..............................6,808  ........6,808  .....6,399
 31341D-FR-0  FHLMC PC POOL 25287 07/01/2002 8.500   Various   VARIOUS..............................4,158  ........4,158  .....3,993
 31341F-QY-8  FHLMC PC POOL 75497 03/01/2005 9.500   Various   VARIOUS..............................4,727  ........4,727  .....4,654
 31341G-3F-2  FHLMC PC POOL 25619 10/01/2003 9.500   Various   VARIOUS..............................1,826  ........1,826  .....1,836
 31341G-TM-9  FHLMC PC POOL 25595 10/01/2003 9.250   Various   VARIOUS..............................1,057  ........1,057  .....1,067
 31341G-V8-7  FHLMC PC POOL 25603 02/01/2005 8.500   Various   VARIOUS..............................3,454  ........3,454  .....3,322
 37341G-XJ-1  FHLMC PC POOL 25608 01/01/2004 8.500   Various   VARIOUS..............................3,009  ........3,009  .....2,898
 31341H-K5-3  FHLMC PC POOL 25661 06/01/2002 8.500   Various   VARIOUS..............................4,887  ........4,887  .....4,692
 31341H-TK-1  FHLMC PC POOL 25685 01/01/2010 9.250   Various   MBS PAYDOWN..........................2,257  ........2,257  .....2,234
 31341K-CP-1  FHLMC PC POOL 25817 11/01/2008 9.500   Various   VARIOUS..............................5,708  ........5,708  .....5,623
 31341K-P2-8  FHLMC PC POOL 25854 09/01/2008 9.250   Various   VARI0US..............................1,319  ........1,319  .....1,281
 31343A-TY-4  FHLMC PC POOL 27056 01/01/2005 8.500   Various   VARIOUS..............................4,140  ........4,140  .....3,986
 31343C-KT-0  FHLMC PC POOL 27210 11/01/2001 8.250   Various   VARIOUS..............................4,003  ........4,003  .....3,858


STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Compan During the Current Quarter



                              1                           8          9          10           11              12
                                                     Book Value  Profit on   Loss on    Interest and        NAIC
                                                     at Date of  Disposal    Disposal   Dividends         Designation (a)
     CUSIP               Description                  Disposal                           Received
                                                                                        Current Year
                                                                                        to date
_________________________________________________________________________________________________________________________
 270022-DB-9  EAGLE-UNION SBC TXB 07/01/2000 5.600   ...355,000  ...........................   19,880...........1
 641667-DC-1  NEW ALBANY-FLOYD SB 07/15/2000 5.650   ...500,000  ...........................   28,250...........1
 659568-DJ-5  NORTH HARRISON ELEM 01/01/2004 7.000   ...110,000  ...........................    7,700...........1PE
 ________________________________________________________________________________________________________________________
          TOTAL INDIANA                              ...965,000  ...........................   55,830...........XXX
 ________________________________________________________________________________________________________________________
 421948-AG-5  HEART INST OF SPOKA 08/15/2000 6.400   ...180,000  ...........................   11,520...........1
_________________________________________________________________________________________________________________________
          TOTAL WASHINGTON                           ...180,000  ...........................   11,520...........XXX
_________________________________________________________________________________________________________________________
 307691-AF-2  FARMERMAC AGRI RE T 04/01/2004 6.750   ...136,609  ...........................    5,615...........1Z
 31283H-F8-3  FHLMC POOL G01091   12/01/2029 7.000   ....58,242  ...........................    1,038...........1PE
 3128G4-AD-2  FHLMC GLD POOL E700 01/01/2013 5.500   ....31,018  ...........................    1,088...........1PE
 3128G6-5Y-7  FHLMC GLD POOL E726 06/01/2013 5.500   ....26,052  ...........................      954...........1PE
 3128G7-CT-8  FHLMC GLD POOL E727 08/01/2013 5.500   ....12,384  ...........................      454...........1PE
 3128G7-EX-7  FHLMC GLD POOL E728 08/01/2013 5.500   .....5,691  ...........................      209...........1PE
 317905-ES-7  FHLMC 1054-E CMO    03/01/2021 8.500   ....27,329  ...........................    1,542...........1
 312914-SC-9  FHLMC G5-G CMO      09/01/2002 7.000   ...593,292  ...........................   27,916...........1
 312916-G4-5  FHLMC G15-H CMO     08/01/2002 6.500   .1,539,621  ...........................   66,699...........1
 31292G-YM-2  FHLMC GLD POOL C007 09/01/2028 6.000   ....19,591  ...........................      779...........1PE
 31293J-2F-5  FHLMC GLD POOL 0216 10/01/2028 6.000   ....14,206  ...........................      514...........1PE
 31294J-Y5-1  FHLMC POOL E00732   06/01/2014 6.500   ...425,701  ...........................   18,411...........1PE
 3133T1-P9-7  FHLMC 1615-E CMO    11/01/2000 5.300   .1,015,190  ...........................   35,794...........1
 3133T5-N4-1  FHLMC 1755-L CMO    05/01/2002 6.000   .1,506,708  ...........................   62,165...........1
 3133T5-X5-7  FHLMC 1764-8 CMO    01/01/2002 6.500   .1,639,947  ...........................   69,877...........1
 3133T5-X7-3  FHLMC 1764-E CMO    05/01/2004 6.000   ...456,287  ...........................   18,008...........1
 3133T5-XD-0  FHLMC 1762-A2 CMO   10/01/2004 8.548   ....32,717  ...........................    2,398...........1
 3133T6-SQ-5  FHLMC 1814-B CMO    12/01/2005 6.500   ...330,517  ...........................   14,094...........1PE
 3133TE-X6-6  FHLMC 2078-BA CMO   11/01/2015 6.250   ...333,413  ...........................   13,414...........1PE
 3133TN-CY-8  FHLMC 2210 E CMO    02/01/2008 6.000   ....77,168  ...........................      584...........1PE
 31340A-3P-4  FHLMC PC POOL 14080 04/01/2009 9.000   .......886  ...........................       53...........1
 31340A-A2-7  FHLMC PC POOL 14002 11/01/2009 9.250   .....3,545  ...........................      220...........1
 31340A-DY-4  FHLMC PC POOL 14011 10/01/2009 9.500   .......888  ...........................       56...........1
 31340A-HM-6  FHLMC PC POOL 14023 12/01/2010 9.250   ....20,989  ...........................    1,436...........1
 31340M-N2-7  FHLMC PC POOL 18130 08/01/2006 9.250   ....11,551  ...........................      696...........1
 31340M-P6-6  FHLMC PC POOL 18134 11/01/2006 9.000   .....8,946  ...........................      536...........1
 31340M-Z5-7  FHLMC PC POOL 18166 06/01/2008 9.500   ....12,720  ...........................      804...........1
 31340Q-AJ-5  FHLMC PC POOL 18360 10/01/2003 9.000   .....7,099  ...........................      446...........1
 31340S-BB-7  FHLMC PC POOL 18543 08/01/2008 9.500   .....2,663  ...........................      168...........1
 31340W-4P-5  FHLMC PC POOL 18983 05/01/2001 8.500   .....8,049  ...........................      487...........1
 31340W-KL-6  FHLMC PC POOL 18929 09/O1/2006 9.250   .....3,144  ...........................      194...........1
 313411-JU-5  FHLMC PC POOL 26027 07/01/2006 8.500   .....1,399  ...........................       79...........1
 31341A-7A-2  FHLMC PC POOL 25088 05/01/2002 8.500   .....8,997  ...........................      510...........1
 31341A-FA-3  FHLMC PC POOL 25016 01/01/2007 9.500   ....10,047  ...........................      678...........1
 31341B-JD-1  FHLMC PC POOL 25116 10/01/2001 7.250   .....3,264  ...........................      159...........1
 31341C-TQ-9  FHLMC PC POOL 25235 12/01/2005 8.250   .....6,808  ...........................      377...........1
 31341D-FR-0  FHLMC PC POOL 25287 07/01/2002 8.500   .....4,158  ...........................      236...........1
 31341F-QY-8  FHLMC PC POOL 75497 03/01/2005 9.500   .....4,727  ...........................      298...........1
 31341G-3F-2  FHLMC PC POOL 25619 10/01/2003 9.500   .....1,826  ...........................      116...........1
 31341G-TM-9  FHLMC PC POOL 25595 10/01/2003 9.250   .....1,057  ...........................       65...........1
 31341G-V8-7  FHLMC PC POOL 25603 02/01/2005 8.500   .....3,454  ...........................      194...........1
 37341G-XJ-1  FHLMC PC POOL 25608 01/01/2004 8.500   .....3,009  ...........................      170...........1
 31341H-K5-3  FHLMC PC POOL 25661 06/01/2002 8.500   .....4,887  ...........................      273...........1
 31341H-TK-1  FHLMC PC POOL 25685 01/01/2010 9.250   .....2,257  ...........................      139...........1
 31341K-CP-1  FHLMC PC POOL 25817 11/01/2008 9.500   .....5,708  ...........................      339...........1
 31341K-P2-8  FHLMC PC POOL 25854 09/01/2008 9.250   .....1,319  ...........................       81...........1
 31343A-TY-4  FHLMC PC POOL 27056 01/01/2005 8.500   .....4,140  ...........................      236...........1
 31343C-KT-0  FHLMC PC POOL 27210 11/01/2001 8.250   .....4,003  ...........................      211...........1
_________________________________________________________________________________________________________________

                                      13-2

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3              4             5              6              7
                                                                                 No.of
                                                   Disposal                      Shares                        Par          Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock   Consideration      Value         Cost
____________________________________________________________________________________________________________________________________
 31358E-KM-3  FNMA 1990-60-K CMO  06/01/2020 5.500   Various  MBS PAYOOWN ........................ 80,231  .....  80,231  ... 60,311
 31358H-P7-4  FNMA 1991-99-J CMO  08/01/2021 7.500   Various  MBS PAYDOWN ........................224,935  ..... 224,935  ...196,361
 31358J-Y2-1  FNMA G-35L CMD      11/05/2020 7.250   Various  MBS PAYDOWN ........................106,396  ..... 106,396  ... 91,700
 31358K-UH-9  FNMA G-52K CMO      07/01/2006 7.500   Various  MBS PAYDOWN ........................317,672  ..... 317,672  ...309,011
 31358L-HQ-2  FNMA 1992-G5-G CMO  03/01/2013 8.500   Various  MBS PAYOOWN .........................19,863  .....  19,863  ... 20,236
 31358L-MR-4  FNMA 1992-G8-K CMO  06/01/2001 7.500   Various  MBS PAYDOWN ........................951,866  ......951,866  ...890,661
 31358L-UH-7  FNMA 1992-G13-PJ CM 05/01/2003 7.000   Various  MBS PAYOOWN ......................1,098,396  ....1,098,396  ...959,570
 31358L-YB-6  FNMA 1992-G11-J CMO 10/01/2002 7.000   Various  MBS PAYDOWN ........................403,356  ......403,356  ...373,104
 31358N-QZ-B  FNMA 1992-G31-JA CM 03/01/2003 8.000   Various  MBS PAYDOWN ........................335,011  ......335,011  ...339,527
 31358P-MH-7  FNMA 1992-G38-VE CM 08/01/2002 7.500   Various  MBS PAYDOWN ......................1,732,662  ....1,732,662  .1,691,782
 31358Q-V9-3  FNMA 1992-G61-G CMO 05/01/2009 7.000   Various  MBS PAYDOWN ........................432,761  ......432,761  ...416,329
 31358R-6N-B  FNMA 1993-G7-H CMO  02/01/2005 6.700   Various  MBS PAYDOWN ........................476,914  ......476,914  ...456,422
 31358R-AJ-2  FNMA 1992-G60-G CMO 08/01/2003 7.000   Various  MBS PAYDOWN ........................472,485  ......472,485  ...472,042
 31358R-YN-7  FNMA 1992-G65-KC CM 06/01/2009 7.500   Various  MBS PAYDOWN ........................153,005  ......153,005  ...148,320
 31359G-HX-7  FNMA 1994-7-PD CMO  03/01/2001 6.050   Various  MBS PAYDOWN ........................896,643  ......896,643  ...898,465
 31359G-KA-3  FNMA 1994-10-KB CMO 09/01/2004 6.500   Various  MBS PAYDOWN ........................304,108  ......304,108  ...306,437
 31359K-QW-0  FNMA 1996-M4-B CMO  12/01/2007 7.750   Various  MBS PAYOOWN .........................33,926  .......33,926  ... 33,704
 31359L-AH-8  FNMA 1994-G9-PJ CMO 02/01/2024 6.500  9/19/2000 PAINEWEBBER INC .................14,184,375  ...15,000,000  12,012,500
 31359L-WH-4  FNMA 1995-M3-C CMO  07/01/2019 7.300   Various  MBS PAYDOWN ......................1,793,113  ....1,793,113  .1,788,202
 31359N-NE-7  FNMA 1997-Ml-A CMO  10/01/2002 6.783   Various  MBS PAYOOWN .........................43,440  .......43,440  ... 43,657
 31359T-UM-8  FNMA 1998-30-A CMO  06/01/2008 6.500   Various  MBS PAYDOWN ........................452,847  ......452,847  ...452,847
 313603-YB-2  FNMA 1994-15-J CMO  01/01/2019 7.000   Various  MBS PAYDOWN ........................403,134  ......403,134  ...354,424
 313605-LD-7  FNMA GL POOL 21024  09/01/2008 8.750   Various  MBS PAYDOWN ..........................5,205  ........5,205  ...  4,978
 31360B-NR-1  FNMA GL POOL 001300 08/01/2010 9.750   Various  MBS PAYOOWN ............................477  ..........477  ...    460
 31360G-4F-7  FNMA GL POOL 6222   08/01/2008 9.000   Various  MBS PAYDOWN ........................135,336  ......135,336  ...127,113
 31360J-2L-0  FNMA GL POOL 7979   06/01/2009 9.250   Various  MBS PAYDOWN .........................20,684  .......20,684  ... 20,723
 31361A-3T-0  FNMA GL POOL 026010 12/01/2012 9.500   Various  MBS PAYDOWN ........................... 480  ..........480  ...    470
 31379H-S5-0  FNMA POOL 420040    02/01/2013 6.500   Various  MBS PAYDOWN .........................73,212  .......73,212  ... 71,427
 31379P-ZX-3  FNMA POOL 425658    11/01/2012 6.500   Various  MBS PAYDOWN ........................121,386  ......121,386  ...118,427
 31380K-LJ-7  FNMA POOL 442329    06/01/2028 6.500   Various  MBS PAYDOWN .........................33,677  .......33,677  ... 33,951
 31380K-N4-8  FNMA POOL 442411    06/01/2028 6.500   Various  MBS PAYDOWN .........................50,890  .......50,890  ... 50,922
 31380T-RA-1  FNMA POOL 449681    05/01/2028 6.500   Various  MBS PAYDOWN .........................75,446  .......75,446  ... 75,717
____________________________________________________________________________________________________________________________________
   3199996 - Bonds - Special Revenues - United States .........................................35,012,155     35,827,780  31,917,719
____________________________________________________________________________________________________________________________________
   3199999 - Bonds - Special Revenue ..........................................................35,012,155     35,827,780  31,917,719
____________________________________________________________________________________________________________________________________
 233293-A#-6  DPL INC SENIOR NOTE 07/15/2007 7.830  07/15/2000 SINKING FUND
                                                                 REDEMPTION ......................277,778  ......277,778  ...277,778
 661462-B@-9  NORTH PENN GAS CO S 09/01/2010 9.640  09/01/2000 SINKING FUND
                                                                 REDEMPTION ......................750,000  ......750,000  ...750,000
 682678-G*-2  ONEOK INC SR UNSEC  07/31/2007 8.320  07/31/2000 SINKING FUND
                                                                 REDEMPTION ....................1,000,000  ....1,000,000  .1,000,000
 845467-C*-8  SOUTHWESTERN ENERGY 12/04/2011 9.360  08/04/2000 CALLED at 100.000 ...............8,000,000  ....8,000,000  .8,000,000
 85022*-AE-5  SPRING VALLEY WATER 07/01/2001 9.375  07/01/2000 SINKING FUND
                                                                 REDEMPTION.......................150,000  ......150,000  ...138,121
 857449-*B-0  STATE STREET BK & T 03/29/2015 8.240  09/29/2000 SINKING FUND
                                                                 REDEMPTION....................... 32,149  .......32,149  ....32,149
 857449-*C-8  STATE STREET BK & T 09/29/2015 8.240  09/29/2000 SINKING FUND
                                                                 REDEMPTION .......................29,523  .......29,523  ....29,523
 857449-*D-6  STATE STREET BK & T 09/29/2015 8.240  09/29/2000 SINKING FUND
                                                                 REDEMPTION .......................17,040  .......17,040  ....17,040
 857449-*E-4  STATE STREET BK & T 09/29/2015 8.240  09/29/2000 SINKING FUND
                                                                 REDEMPTION .......................30,041  .......30,041  ....30,041
 918005-D#-3  UTILICORP UNITED TR 06/22/2002 9.750  09/22/2000 SINKING FUND
                                                                 REDEMPTION........................10,024  .......10,024  ....10,024
____________________________________________________________________________________________________________________________________
  3899996 - Bonds - Pubiic Utilities - United States...........................................10,296,555     10,296,555  10,284,676
____________________________________________________________________________________________________________________________________
  3899999 - Bonds - Public Utilities...........................................................10,296,555     10,296,555  10,284,676
____________________________________________________________________________________________________________________________________
 01207*-AA-7  ALBANS PROPERTIES S 01/01/2005 9.125  07/01/2000 SINKING FUND
                                                                 REDEMPTION........................17,525  .......17,525  ....17,525
 026711-AZ-4  AMERICAN HOUSING TR 11/01/2001 9.150   Various  MBS PAYDOWN.........................191,210  ......191,210  ...177,587
 026711-CM-1  AMERICAN HOUSING TR 12/01/2017 8.600   Various  MBS PAYDOWN.......................1,847,087  ....1,847,087  .1,833,710
 03071#-AA-2  AMERON INC SR NOTES 09/15/2000 9.790  09/15/2000 NORWEST BANK
                                                                 MINNEAPOLIS NA ................1,600,000  ....1,600,000  .1,600,000
 04032*-AA-2  ARGYLE PROPERTIES I 12/31/2002 7.750  07/01/2000 SINKING FUND
                                                                REDEMPTION ........................12,418  .......12,418  ....12,418
 07384*-AA-9  BEAR PROP SEC PROM  12/04/2002 8.000  09/04/2000 SINKING FUND
                                                                REDEMPTION.........................17,633  .......17,633  ....17,633
 073903-AD-8  BEAR STEARNS TRUST  06/01/2017 8.900  08/01/2000 MBS PAYDOWN.........................18,528  .......18,528  ....18,134
____________________________________________________________________________________________________________________________________


 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                         SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter




                              1                           8          9            10              11              12
                                                     Book Value  Profit on      Loss on     Interest and        NAIC
                                                     at Date of  Disposal       Disposal    Dividends         Designation (a)
     CUSIP               Description                  Disposal                              Received
                                                                                            Current Year
                                                                                            to date
______________________________________________________________________________________________________________________________
 31358E-KM-3  FNMA 1990-60-K CMO  06/01/2020 5.500   ... 80,231  ...............................    3,001............1
 31358H-P7-4  FNMA 1991-99-J CMO  08/01/2021 7.500   ...224,935  ...............................   10,835............1
 31358J-Y2-1  FNMA G-35L CMD      11/05/2020 7.250   ...106,396  ...............................    5,077............1
 31358K-UH-9  FNMA G-52K CMO      07/01/2006 7.500   ...317,672  ...............................   15,571............1
 31358L-HQ-2  FNMA 1992-G5-G CMO  03/01/2013 8.500   ....19,863  ...............................    1,126............1
 31358L-MR-4  FNMA 1992-G8-K CMO  06/01/2001 7.500   ...951,866  ...............................   48,044............1
 31358L-UH-7  FNMA 1992-G13-PJ CM 05/01/2003 7.000   .1,098,396  ...............................   49,661............1
 31358L-YB-6  FNMA 1992-G11-J CMO 10/01/2002 7.000   ...403,356  ...............................   18,946............1
 31358N-QZ-B  FNMA 1992-G31-JA CM 03/01/2003 8.000   ...335,011  ...............................   17,877............1
 31358P-MH-7  FNMA 1992-G38-VE CM 08/01/2002 7.500   .1,732,662  ...............................   87,739............1
 31358Q-V9-3  FNMA 1992-G61-G CMO 05/01/2009 7.000   ...432,761  ...............................   20,597............1
 31358R-6N-B  FNMA 1993-G7-H CMO  02/01/2005 6.700   ...476,914  ...............................   21,442............1
 31358R-AJ-2  FNMA 1992-G60-G CMO 08/01/2003 7.000   ...472,485  ...............................   22,060............1
 31358R-YN-7  FNMA 1992-G65-KC CM 06/01/2009 7.500   ...153,005  ...............................    7,654............1
 31359G-HX-7  FNMA 1994-7-PD CMO  03/01/2001 6.050   ...896,643  ...............................   36,074............1
 31359G-KA-3  FNMA 1994-10-KB CMO 09/01/2004 6.500   ...304,108  ...............................   13,184............1
 31359K-QW-0  FNMA 1996-M4-B CMO  12/01/2007 7.750   ....33,926  ...............................    1,754............1PE
 31359L-AH-8  FNMA 1994-G9-PJ CMO 02/01/2024 6.500   12,502,031  ....1,682,344..................  780,000............1
 31359L-WH-4  FNMA 1995-M3-C CMO  07/01/2019 7.300   .1,793,113  ...............................   97,502............1PE
 31359N-NE-7  FNMA 1997-Ml-A CMO  10/01/2002 6.783   ....43,440  ...............................    1,966............1PE
 31359T-UM-8  FNMA 1998-30-A CMO  06/01/2008 6.500   ...452,847  ...............................   19,589............1PE
 313603-YB-2  FNMA 1994-15-J CMO  01/01/2019 7.000   ...403,134  ...............................   18,930............1
 313605-LD-7  FNMA GL POOL 21024  09/01/2008 8.750   .....5,205  ...............................      304............1
 31360B-NR-1  FNMA GL POOL 001300 08/01/2010 9.750   .......477  ...............................       31............1
 31360G-4F-7  FNMA GL POOL 6222   08/01/2008 9.000   ...135,336  ...............................    8,096............1
 31360J-2L-0  FNMA GL POOL 7979   06/01/2009 9.250   ....20,684  ...............................    1,413............1
 31361A-3T-0  FNMA GL POOL 026010 12/01/2012 9.500   ...... 480  ...............................       31............1
 31379H-S5-0  FNMA POOL 420040    02/01/2013 6.500   ....73,212  ...............................    3,370............1PE
 31379P-ZX-3  FNMA POOL 425658    11/01/2012 6.500   ...121,386  ...............................    5,157............1PE
 31380K-LJ-7  FNMA POOL 442329    06/01/2028 6.500   ....33,677  ...............................    1,551............1PE
 31380K-N4-8  FNMA POOL 442411    06/01/2028 6.500   ....50,890  ...............................    2,147............1PE
 31380T-RA-1  FNMA POOL 449681    05/01/2028 6.500   ....75,446  ...............................    3,432............1PE
______________________________________________________________________________________________________________________________
   3199996 -Bonds-Special Revenues - United States...33,329,811  ....1,682,344..................1,742,323............XXX
______________________________________________________________________________________________________________________________
   3199999 - Bonds - Special Revenue ................33,329,811  ....1,682,344..................1,742,323............XXX
______________________________________________________________________________________________________________________________
 233293-A#-6  DPL INC SENIOR NOTE 07/15/2007 7.830  ....277,778  ...............................   21,750............1
 661462-B@-9  NORTH PENN GAS CO S 09/01/2010 9.640  ....750,000  ...............................   72,300............2
 682678-G*-2  ONEOK INC SR UNSEC  07/31/2007 8.320  ..1,000,000  ...............................   83,200............1
 845467-C*-8  SOUTHWESTERN ENERGY 12/04/2011 9.360  ..8,000,000  ...............................1,557,321............2
 85022*-AE-5  SPRING VALLEY WATER 07/01/2001 9.375  ....150,000  ...............................   14,063............2
 857449-*B-0  STATE STREET BK & T 03/29/2015 8.240  .... 32,149  ...............................    2,649............1
 857449-*C-8  STATE STREET BK & T 09/29/2015 8.240  .....29,523  ...............................    2,433............1
 857449-*D-6  STATE STREET BK & T 09/29/2015 8.240  .....17,040  ...............................    1,404............1
 857449-*E-4  STATE STREET BK & T 09/29/2015 8.240  .....30,041  ...............................    2,475............1
 918005-D#-3  UTILICORP UNITED TR 06/22/2002 9.750  .....10,024  ...............................      733............2
______________________________________________________________________________________________________________________________
  3899996 -Bonds- Pubiic Utilities - United States...10,296,555  ...............................1,758,327............XXX
______________________________________________________________________________________________________________________________
  3899999 - Bonds - Public Utilities.................10,296,555  ...............................1,758,327............XXX
______________________________________________________________________________________________________________________________
 01207*-AA-7  ALBANS PROPERTIES S 01/01/2005 9.125  .....17,525  ...............................    1,199............2
 026711-AZ-4  AMERICAN HOUSING TR 11/01/2001 9.150  ....191,210  ...............................   11,659............1PE
 026711-CM-1  AMERICAN HOUSING TR 12/01/2017 8.600  ..1,847,087  ...............................  105,510............1PE
 03071#-AA-2  AMERON INC SR NOTES 09/15/2000 9.790  ..1,600,000  ...............................  156,640............2
 04032*-AA-2  ARGYLE PROPERTIES I 12/31/2002 7.750  .....12,418  ...............................      722............2
 07384*-AA-9  BEAR PROP SEC PROM  12/04/2002 8.000  .....17,633  ...............................    1,058............5Z
 073903-AD-8  BEAR STEARNS TRUST  06/01/2017 8.900  .....18,528  ...............................    1,237............1PE
______________________________________________________________________________________________________________________________





                                      13-3

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3              4             5              6             7
                                                                                 No.of
                                                   Disposal                      Shares                        Par        Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock   Consideration      Value        Cost
____________________________________________________________________________________________________________________________________
 073905-CR-0  BEAR STEARNS TRUST  02/01/2019 8.900  Various   MBS PAYDOWN.........................305,931  ......305,931 ....286,105
 07588*-AA-3  BECTON DICKINSON SA 07/01/2004 9.450 07/01/2000 SINKING FUND
                                                                REDEMPTION........................356,181  ......356,181 ....356,181
 07719*-AA-5  BEGA REALTY ING SEC 07/01/2000 7.000 07/01/2000 MATURITY.............................71,347  .......71,347 .....71,347
 126295-AA-2  CSC ASSOCIATES LP C 02/75/2011 6.377  Various   MBS PAYDOWN..........................49,329  .......49,329 .....49,329
 141781-B@-2  CARGILL INC SENIOR 09/15/2018 10.020 09/15/2000 SINKING FUND
                                                                REDEMPTION........................250,000  ......250,000 ....250,000
 151314-BE-0  MLMI 1999-2 A3 CMO 05/01/2029  6.500  Various   MBS PAYDOWN ..... ...................14,159  .......14,159 .....13,267
 15348#-AA-3  CENTRAL FLORIDA PIP 07/23/2008 7.840 07/23/2000 SINKING FUND
                                                                REDEMPTION........................545,455  ......545,455 ....545,455
 17121#-AA-2  CHRYSLER MERIDIAN C 08/31/2005 6.400 08/31/2000 SINKING FUND
                                                                REDEMPTION........................105,830  ......105,830 ....105,830
 17121#-AB-0  CHRYSLER MERIDIAN C 08/31/2005 6.400 08/31/2000 SINKING FUND
                                                                REDEMPTION.........................34,585  .......34,585 .....34,585
 17121#-AC-8  CHRYSLER MERIDIAN C 08/31/2005 6.400 08/31/2000 SINKING FUND
                                                                REDEMPTION.........................69,170  .......69,170 .....69,170
 19390J-AD-8  CMO TRUST 40-Y CMO 11/01/2017  8.800  Various    MBS PAYDOWN .......................112,633  ......112,633 ....107,498
 20270*-AA-9  COMMONWEALTH AVE WH 07/01/2011 9.950  Various    SINKING FUND
                                                                REDEMPTION ........................28,060  .......28,060 .....28,611
 205887-J#-0  CONAGRA INC CSA 01/07/2001    15.000 07/01/2000 SINKING FUND
                                                                REDEMPTION.........................32,158  .......32,158 .....33,067
 205887-J@-2  CONAGRA INC SECURE 12/01/2000 14.000 09/01/2000 SINKING FUND
                                                                REDEMPTION.........................46,482  .......46,482 .....46,482
 210805-CR-6  CONTINENTAL AIRLINE 08/02/2018 6.795 08/02/2000 SINKING FUND
                                                                REDEMPTION ........................21,098  .......21,098 .....19,316
 210805-CV-7  CONTINENTAL AIRLINE 03/15/2020 7.566 09/15/2000 SINKING FUND
                                                                REDEMPTION.........................85,078  .......85,078 .....85,078
 21921*-AC-6  CORNELL UNIV REV B 07/01/2000 11.000 07/01/2000 SINKING FUND
                                                                REDEMPTION........................219,097  ......219,097 ....219,097
 232809-AB-9  CYPRUS AMAX EQUIP N 07/02/2000 8.190 O7/02/2006  MATURITY ..........................526,802  ......526,802 ....526,802
 23321M-AJ-4  DLJ ACCEPTANCE TRU 05/01/2019 10.150  Various   VARIOUS..............................37,764  .......37,764 .....37,744
 25746U-AA-7  DOMINION RESOURCES 06/15/2010  8.125 09/15/2000 LEHMAN BROTHERRS ......... .......2,039,560  ....2,000,000 ..1,998,060
 31331F-AY-7  FEDERAL P 199      01/15/2019  6.845 07/15/2000 SINKING FUND
                                                                REDEMPTION ........................34,314  .......34,314 .....34,314
 33850*-AB-8  FLANDERS FOG COm T 05/01/2004  9.250 8/01/2000  SINKING FUND
                                                                REDEMPTION ........................29,266  .......29,266 .....29,266
 361924-AL-7  GNMA BACKED TRUST 3 06/01/2020 9.465  Various   MBS PAYD0WN..........................49,148  .......49,148 .....49,855
 37042R-7G-1  GMAC MTN            09/19/2000 6.375 09/19/2000 NORWEST BANK
                                                                MINNEAPOLIS NA..................5,500,000  ....5,500,000 ..5,510,970
 37048*-AD-8  GENERAL PARTS INC S 09/10/2012 7.200 09/10/2000 SINKING FUND
                                                                REDEMPTION........................363,636  ......363,636 ....363,636
 382388-E*-3  GOODRICH B F CO SE 07/01/2002 15.625 07/01/2000 SINKING FUND
                                                                REDEMPTION ........................90,312  .......90,312 .....90,312
 393505-HQ-8  GREEN TREE 95-6-A4 12/15/2003  7.000  Various   MBS PAYDOWN.........................968,995  ......968,995 ....968,087
 393505-JH-6  GREEN TREE 95-7-A4 12/15/2003  6.700  Various   MBS PAYDOWN.........................690,562  ......690,562 ....690,130
 40700#-AA-3  HAMILTON ASSOC LTD 07/01/2010  7.240  Various   SINKING FUND
                                                                REDEMPTION.........................86,681  .......86,681 .....86,681
 42210*-AB-4  H E BUTT GROCERY MT 08/01/2008 9.520 08/01/2000 SINKING FUND
                                                                REDEMPTION .......................102,289  ......102,289 ....102,289
 427056-AQ-9  HERCULES INC NOTES  08/01/2000 6.150 08/01/2000 JOHN DEERE & CO...................5,000,000  ....5,000,000 ..4,996,800
 460754-B*-4  INTERSTATE BRANDS C 09/10/2005 6.430 08/31/2000 ALLED at 100.000..................3,000,000  ....3,000,000 ..3,000,000
 46626*-AA-5  PENN PROP SEC PRO   07/05/2002 7.875 07/05/2000 SINKING FUND
                                                                REDEMPTION.........................10,258  .......10,258 .....10,258
 48267*-AA-5  KPMG PEAT MARWICK C 10/09/2003 7.120 06/30/2000 SINKING FUND
                                                                REDEMPTION ...................... 600,000  ......600,000 ....600,000
 49239#-AB-2  KERR-MCGEE GTD ESOP 01/02/2005 9.610 07/01/2000 SINKING FUND
                                                                REDEMPTION .......................862,745  ......862,745 ....862,745
 493918-DZ-6  KPAC I 94-C3-A2 CMO 04/01/2004 8.500  Various   MBS PAYDOWN..........................40,206  .......40,206 .....39,911
 502466-AA-3  LXP FUNDING CORP CL 05/20/2005 7.520  Various   MBS PAYDOWN..........................44,356  .......44,356 .....44,307
 52517P-KW-0  LEHMAN BROTHERS NOL 08/01/2000 6.330 08/01/2000 JOHN DEERE & CO...................5,000,000  ....5,000,000 ..4,999,550
 538021-AM-8  LITTON INDUSTRIES N 10/15/2009 8.000 09/19/2000 MERRILL LYNCH & CO ...............2,011,300  ....2,000,000 ..1,999,760
 55308K-AB-4  MERRILL LYNCH CBO S 08/10/2011 7,515 08/10/2000 MBS PAYDOWN ........................107,995  ......107,995 ....107,995
 56533*-AA-6  MAPLE REALTY CORP S 12/31/2002 8.500 O6/30/2000 SINKING FIND
                                                                REDEMPTION ........................38,193  .......38,193 .....38,193
 56575*-AA-5  MARAL PROP LOLL TRU 12/31/2002 8.750  Various   VARIOUS.............................226,165  ......226,165 ....226,165
 579780-E*-4  MCCORMICK & COMPANY 04/15/2003 9.750  Various   CALLED at 100.000...................350,000  ......350,000 ....350,000
 589929-LJ-5  MERRILL LYNCH MTG I 04/01/2003 7.150  Various   MBS PAYDOWN.........................421,911  ......421,911 ....425,998
 60251*-AA-8  MIMOSA REALTY CORP  01/31/2003 8.250 08/01/2000 SINKING FUND
                                                                REDEMPTION.........................15,991  .......15,991 .....15,991
 61745*-AA-0  MORGAN PROPERTIES S 07/01/2004 8.000 07/01/2000 SINKING FUND
                                                                REDEMPTION.........................27,501  .......27,501 .....27,501
 61790P-AH-3  MORGAN STANLEY TRUS 10/01/2016 9.400  Various   MBS PAYDOWN..........................92,567  .......92,567 .....93,840
 6179OT-AQ-5  MORGAN STANLEY TRUS 03/01/2017 9.300  Various   MBS PAYDOWN.........................238,928  ......238,928 ....241,392
 62937M-AA-7  NRG SOUTH CENTRAL G 03/15/2016 8.962 09/15/2000 SINKING FUND
                                                                REDEMPTION .......................112,500  ......112,500 ....112,985
 62949*-AC-8  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                REDEMPTION.........................30,866  .......30,866 .....30,866
 629490-9B-1  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                 REDEMPTION .......................30,866  .......30,866 .....30,866
 629490-9C-9  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                REDEMPT(ON ........................41,155  .......41,155 .....41,155
 629490-9D-7  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                REDEMPTION ........................41,155  .......41,155 .....41,155
 629490-9E-5  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                REDEMPTION........................109,579  ......109,579 ....109,579
____________________________________________________________________________________________________________________________________



STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                         SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter



                              1                           8          9            10              11              12
                                                     Book Value  Profit on      Loss on     Interest and        NAIC
                                                     at Date of  Disposal       Disposal    Dividends         Designation (a)
     CUSIP               Description                  Disposal                              Received
                                                                                            Current Year
                                                                                            to date
______________________________________________________________________________________________________________________________
 073905-CR-0  BEAR STEARNS TRUST  02/01/2019 8.900 .....305,931  ................................ 17,996  ...........1PE
 07588*-AA-3  BECTON DICKINSON SA 07/01/2004 9.450 .....356,181  ................................ 33,659  ...........1
 07719*-AA-5  BEGA REALTY ING SEC 07/01/2000 7.000 ......71,347  ................................  3,746  ...........2
 126295-AA-2  CSC ASSOCIATES LP C 02/75/2011 6.377 ......49,329  ................................  2,098  ...........1
 141781-B@-2  CARGILL INC SENIOR 09/15/2018 10.020 .....250,000  ................................ 25,050  ...........1
 151314-BE-0  MLMI 1999-2 A3 CMO 05/01/2029  6.500 ......14,159  ................................    614  ...........1PE
 15348#-AA-3  CENTRAL FLORIDA PIP 07/23/2008 7.840 .....545,455  ................................ 42,764  ...........2
 17121#-AA-2  CHRYSLER MERIDIAN C 08/31/2005 6.400 .....105,830  ................................  6,773  ...........1
 17121#-AB-0  CHRYSLER MERIDIAN C 08/31/2005 6.400 ......34,585  ................................  2,213  ...........1
 17121#-AC-8  CHRYSLER MERIDIAN C 08/31/2005 6.400 ......69,170  ................................  4,427  ...........1
 19390J-AD-8  CMO TRUST 40-Y CMO 11/01/2017  8.800 .....112,633  ................................  6,566  ...........1PE
 20270*-AA-9  COMMONWEALTH AVE WH 07/01/2011 9.950 ......28,060  ................................  1,863  ...........2
 205887-J#-0  CONAGRA INC CSA 01/07/2001    15.000 ......32,158  ................................  4,824  ...........2
 205887-J@-2  CONAGRA INC SECURE 12/01/2000 14.000 ......46,482  ................................  4,881  ...........2
 210805-CR-6  CONTINENTAL AIRLINE 08/02/2018 6.795 ......21,098  ................................  1,434  ...........1PE
 210805-CV-7  CONTINENTAL AIRLINE 03/15/2020 7.566 ......85,078  ................................  6,437  ...........1PE
 21921*-AC-6  CORNELL UNIV REV B 07/01/2000 11.000 .....219,097  ................................ 24,342  ...........1
 232809-AB-9  CYPRUS AMAX EQUIP N 07/02/2000 8.190 .....526,802  ................................ 43,145  ...........2
 23321M-AJ-4  DLJ ACCEPTANCE TRU 05/01/2019 10.150 ......37,764  ................................  2,536  ...........1PE
 25746U-AA-7  DOMINION RESOURCES 06/15/2010  8.125 ...1,998,130  ....41,430...................... 35,660  ...........2PE
 31331F-AY-7  FEDERAL P 199      01/15/2019  6.845 ......34,314  ................................  2,349  ...........1PE
 33850*-AB-8  FLANDERS FOG COm T 05/01/2004  9.250 ......29,266  ................................  2,030  ...........4
 361924-AL-7  GNMA BACKED TRUST 3 06/01/2020 9.465 ......49,148  ................................  3,120  ...........1PE
 37042R-7G-1  GMAC MTN            09/19/2000 6.375 ...5,500,000  ................................338,938  ...........1PE
 37048*-AD-8  GENERAL PARTS INC S 09/10/2012 7.200 .....363,636  ................................ 26,182  ...........2
 382388-E*-3  GOODRICH B F CO SE 07/01/2002 15.625 ......90,312  ................................ 14,111  ...........1
 393505-HQ-8  GREEN TREE 95-6-A4 12/15/2003  7.000 .....968,995  ................................ 45,212  ...........1PE
 393505-JH-6  GREEN TREE 95-7-A4 12/15/2003  6.700 .....690,562  ................................ 29,751  ...........1PE
 40700#-AA-3  HAMILTON ASSOC LTD 07/01/2010  7.240 ......86,681  ................................  4,186  ...........1
 42210*-AB-4  H E BUTT GROCERY MT 08/01/2008 9.520 .....102,289  ................................  9,738  ...........1
 427056-AQ-9  HERCULES INC NOTES  08/01/2000 6.150 ...5,000,000  ................................307,500  ...........2
 460754-B*-4  INTERSTATE BRANDS C 09/10/2005 6.430 ...3,000,000  ................................188,078  ...........2
 46626*-AA-5  PENN PROP SEC PRO   07/05/2002 7.875 ......10,258  ................................    606  ...........1
 48267*-AA-5  KPMG PEAT MARWICK C 10/09/2003 7.120 .....600,000  ................................ 21,610  ...........1
 49239#-AB-2  KERR-MCGEE GTD ESOP 01/02/2005 9.610 .....862,745  ................................ 82,910  ...........2
 493918-DZ-6  KPAC I 94-C3-A2 CMO 04/01/2004 8.500 ......40,206  ................................  3,221  ...........1PE
 502466-AA-3  LXP FUNDING CORP CL 05/20/2005 7.520 ......44,356  ................................  2,225  ...........1
 52517P-KW-0  LEHMAN BROTHERS NOL 08/01/2000 6.330 ...5,000,000  ................................304,192  ...........1
 538021-AM-8  LITTON INDUSTRIES N 10/15/2009 8.000 ...1,999,799  ....11,501......................147,111  ...........2PE
 55308K-AB-4  MERRILL LYNCH CBO S 08/10/2011 7,515 .....107,995  ................................  9,153  ...........1
 56533*-AA-6  MAPLE REALTY CORP S 12/31/2002 8.500 ......38,193  ................................  1,623  ...........1
 56575*-AA-5  MARAL PROP LOLL TRU 12/31/2002 8.750 .....226,165  ................................ 17,285  ...........1
 579780-E*-4  MCCORMICK & COMPANY 04/15/2003 9.750 .....350,000  ................................ 33,764  ...........1
 589929-LJ-5  MERRILL LYNCH MTG I 04/01/2003 7.150 .....421,911  ................................ 20,644  ...........1
 60251*-AA-8  MIMOSA REALTY CORP  01/31/2003 8.250 ......15,991  ................................    989  ...........2
 61745*-AA-0  MORGAN PROPERTIES S 07/01/2004 8.000 ......27,501  ................................  2,200  ...........1
 61790P-AH-3  MORGAN STANLEY TRUS 10/01/2016 9.400 ......92,567  ................................  5,619  ...........1PE
 6179OT-AQ-5  MORGAN STANLEY TRUS 03/01/2017 9.300 .....238,928  ................................ 14,450  ...........1PE
 62937M-AA-7  NRG SOUTH CENTRAL G 03/15/2016 8.962 .....112,500  ................................  4,621  ...........2PE1
 62949*-AC-8  NEMLC LEASING ASSOC 01/01/2003 9.600 ......30,866  ................................  2,963  ...........2
 629490-9B-1  NEMLC LEASING ASSOC 01/01/2003 9.600 ......30,866  ................................  2,963  ...........2
 629490-9C-9  NEMLC LEASING ASSOC 01/01/2003 9.600 ......41,155  ................................  3,951  ...........1
 629490-9D-7  NEMLC LEASING ASSOC 01/01/2003 9.600 ......41,155  ................................  3,951  ...........1
 629490-9E-5  NEMLC LEASING ASSOC 01/01/2003 9.600 .....109,579  ................................ 10,520  ...........1
_________________________________________________________________________________________________________________________

                                      13-4

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3              4             5              6             7
                                                                                 No.of
                                                   Disposal                      Shares                        Par        Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock   Consideration      Value        Cost
____________________________________________________________________________________________________________________________________
 629490-9F-2  NEMLC LEASING ASSOC 01/01/2003 9.600 07/01/2000 SINKING FUND
                                                                REDEMPTION........................168,009  ......168,009 ....168,009
 635438-AD-6  NATL COLLATERAL FDG 10/01/2016 9.500  Various   VARIOUS..............................49,456  .......4,.456 .....48,763
 635572-B@-8  NATIONAL COOP SERV 01/01/2009 10.125 07/01/2000 SINKING FUND
                                                                REDEMPTION .......................100,000  ......100,000 ....100,000
 64803*-AA-3  NEW PHIL CORP SEC P 07/15/2004 8.500 07/15/2000 SINKING FUND
                                                                REDEMPTION ........................51,704  .......51,704 .....51,704
 66937R-M5-5  NSCOR 1999-24-A6 CM 07/01/2029 7.000  Various   MBS PAYOOWN..........................12,201  .......12,201 .....11,738
 66937R-PP-8  NSCOR 1999-8 A3 CMO 03/01/2029 6.500  Various   MBS PAYDOWN..........................27,675  .......27,675 .....25,114
 68210*-AA-1  OMEGA LEASING (US)  05/12/2010 8.800  Various   MBS PAYDOWN..........................11,464  .......11,464 .....11,464
 69290J-AT-9  P-B CMO TRUST 89-10 06/01/2015 7.965 O6/01/2000 MBS PAYOOWN...........................9,335  ........9,335 ......7,707
 695117-AA-9  PACIFICORP HOLDINGS 04/01/2001 6.750 08/25/2000 CALLED at 100.000.................5,000,000  ....5,000,000 ..4,985,350
 70455*-AA-1  P-B PROPERTIES SEC 07/01/2009 10.100 07/01/2000 SINKING FUND
                                                                REDEMPTION........................ 24,159  ...... 24,159 .....24,159
 72146#-AB-6  PILKINGTON HOLDINGS 09/30/2000 9.640 09/30/2000 MATURITY..........................5,000,000  ....5,000,000 ..5,000,000
 73225*-AA-4  POMPANO PROPERTIES  07/01/2003 7.875 07/01/2000 SINKING FUND
                                                                REDEMPTION.........................30,000  .......30,000 .....30,000
 74040@-AA-3  CARRAMERICA US WEST 12/01/2005 9.625  Various   SINKING FUND
                                                                REDEMPTION........................145,552  ......145,552 ....150,973
 74434U-YX-6  PHMS 96-4 M CMO     02/01/2026 6.500  Various   MBS PAYDOWN..........................15,929  .......15,929 .....15,319
 74465#-AC-3  PUBLISHERS CLEARING 12/15/2004 6.610  Various   VARIOUS...........................3,000,000  ....3,000,000 ..3,000,000
 76176L-AH-4  REYNOLDS METALS ME  08/07/2000 9.030 08/07/2000 NORWEST BANK
                                                                MINNEAPOLIS NA..................3,000,000  ....3,000,000 ..3,017,490
 783760-RQ-6  RYLAND ACCEPT IV SE 01/01/2019 8.750  Various   MBS PAYDOWN..........................88,361  .......88,361 .....79,886
 81313*-AA-0  SECOND ARGYLE PROP  12/31/2004 7.850 07/01/2000 SINKING FUND
                                                                REDEMPTION........................ 12,726  .......12,726 .....12,726
 81369*-AA-3  SECOND SHELBY FUND/ 12/31/2006 7.625  Various   SINKING FUND
                                                                REDEMPTION.........................29,253  .......29,253 .....29,253
 81717*-AA-2  SERVICEMASTER CO SR 07/15/2001 8.380 07/15/2000 SINKING FUND
                                                                REDEMPTION......................1,400,000  ....1,400,000 ..1,400,000
 81811*-AA-7  SEVENTH ARGYLE PRO 01/01/2005 11.000 07/01/2000 SINKING FUND
                                                                REDEMPTION .........................7,240  ........7,240 ......7,240
 82071*-AA-0  SHAWNEE MISSION HL 09/01/2007 10.250 09/01/2000 SINKING FUND
                                                                REDEMPTION.........................98,034  .......98,034 .....98,034
 820922-DV-1  SHEARSON LEHMAN V-5 05/01/2018 7,500  Various   VARIOUS..............................59,882   ......59,882 .....51,395
 82172*-AC-4  SHELBY FUNDING COLL 06/01/2006 8,000 09/01/2000 SINKING FUND
                                                                REDEMIPTION.........................7,335  ........7,335 ......7,335
 82172*-AE-0  SHELBY FUNDING COLL 10/01/2005 8.000 07/01/2000 SINKING FUND
                                                                REDEMPTION .........................3,664  ........3,664 ......3,664
 82172*-AF-7  SHELBY FUNDING COLL 11101/2003 8.000 08/01/2000 SINKING FUND
                                                                REDEMPTION......................... 3,617  ........3,617 ......3,617
 83272*-AA-5  SMURFIT PACKAGING G 09/28/2000 6.540 09/28/2000 NORWEST BANK
                                                                MINNEAPOLIS NA..................9,400,000  ....9,400,000 ..9,470,850
 843452-AX-1  SOUTHERN NATURAL GA 09/15/2000 6.125 09/15/2000 DAIN RAUSCHER.....................1,813,440  ....2,000,000 ..1,990,620
 857449-#E-2  STATE STREET BK & T 01/02/2020 8.460 07/02/2000 SINKING FUND
                                                                REDEMPTION ........................30,475  .......30,475 .....30,475
 857449-#G-7  STATE STREET BK & T 01/02/2020 8.460 07/02/2000 SINKING FUND
                                                                REDEMPTION  .......................30,215  .......30,215 .....30,215
 857449-#J-1  STATE STREET BK & T 01/02/2020 8.460 07/02/2000 SINKING FUND
                                                                REDEMPTION.........................30,132  .......30,132 .....30,132
 857449-#K-8  STATE STREET BK & T 01/02/2020 8.460 07/02/2000 SINKING FUND
                                                                REDEMPTION ........................31,795  .......31,795 .....31,795
 863572-PN-7  SASCO 1997-LL1, CLA 06/12/2004 6.790  Various   MBS PAYOOWN .........................40,456  .......40,456 .....41,020
 87244X-AA-8  TIAA 1999-1 A CMO   10/01/2007 7.170  Various   MBS PAYDOWN..........................64,214  .......64,214 .....64,196
 88599*-AB-8  THRIFTY VAN DYKE SE 02/01/2007 9.500 08/01/2000 SINKING FUND
                                                                REDEMPTION ........................72,195  .......72,195 .....72,195
 88632#-AA-5  TIBEN LTD CO LSBK N 03/20/2018 6.375  Various   SINKING FUND
                                                                REDEMPTION ......:.................66,232  .......66,232 .....66,232
 91326#-AA-0  UNITIL REALTY CORP  08/01/2017 8.000  Various   SINKING FUND
                                                                REDEMPTION ........................44,988  .......44,988 .....44,988
 91913Y-AA-8  VALERO ENERGY NT    06/15/2005 8.375  07/03/2000 J P MORGAN
                                                                SECURITIES INC .................1,510,815  ....1,500,000 ..1,498,710
 932670-AA-0  WALNUT CORP MTG PCS 12/01/2012 8.900  Various   SINKING FUND
                                                                REDEMPTION.........................26,701  .......26,701 .....26,701
 97180*-9B-6  WILMINGTON TR LN CE 01/02/2005 5.760 07/02/2000 SINKING FUND
                                                                REDEMPTION .......................152,717  ......152,717 ....152,717
 97180*-SJ-8  WILM TR CO DEL GTD  11/28/2008 8.310 08/28/2000 SINKING FUND
                                                                REDEMPTION.:......................163,312  ......163,312 ....163,312
 97180*-WL-8  WILMINGTON TR LN CE 01/02/2005 5.760 07/02/2000 SINKING FUND
                                                                REDEMPTION ........................88,552  .......88,552 .....88,552
 97180*-XA-1  WILMINGTON TR LN CE 07/02/2003 5.990 07/02/2000 SINKING FUND
                                                                REDEMPTION .......................335,529  ......335,529 .....35,529
 97180*-XD-5  WILMINGTON TR LN CE 01/02/2005 5.760 07/02/2000 SINKING FIND
                                                                REDEMPTION........................186,276  ......186,276 ....186,276
 971804-@G-5  WILMINGTON TRUST SE 07/11/2008 9.700 07/11/2000 SINKING FUND
                                                                REDEMPTION .......................268,823  ......268,823 ....268,823
 66977T-AA-4  NOVA CHEMICALS LTD  09/22/2000 6.500 09/22/2000 NORWEST BANK
                                                                MINNEAPOLIS NA .................3,750,000  ....3,750,000 ..3,735,788
 G0781@-AB-6  BELL MOBILITY CELLU 08/15/2000 6.550 08/15/2000 NORWEST BANK
                                                                MINNEAPOLIS NA .................9,000,000  ....9,000,000 ..9,000,000
 97180*-YL-6  WILMINGTON 93 DELTA 07/02/2014 7.190 07/02/2000 SINKING FUND
                                                                REDEMPTION .......................222,762  ......222,762 ....222,762
 G0127#-AJ-6  ALBERT FISHER GROU 10/13/2001 10.620  Various   VARIOUS ............................685,071  ......685,071 ....685,071
 G0127#-AN-7  ALBERT FISHER GROU 10/15/2002 10.510  Various   CALLED at 100.000...................489,337  ......489,337 ....489,337
 N8327*-AA-2  SMURFIT INTL BV GTD 09/28/2000 6.540 09/28/2000 NORWEST BANK
                                                                MINNEAPOLIS NA .................3,600,000  ....3,600,000 ..3,600,000
____________________________________________________________________________________________________________________________________
 4599996 - Bonds - Industrial and Misc - United States ........................................67,737,022  ...67,861,907 .67,866,862
____________________________________________________________________________________________________________________________________
 1599997 - Bonds - Industrial and Misc - Canada................................................12,750,000  ...12,750,O0O .12,735,788
____________________________________________________________________________________________________________________________________




STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                         SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Compan During the Current Quarter



                              1                           8          9            10              11              12
                                                     Book Value  Profit on      Loss on     Interest and        NAIC
                                                     at Date of  Disposal       Disposal    Dividends         Designation (a)
     CUSIP               Description                  Disposal                              Received
                                                                                            Current Year
                                                                                            to date
______________________________________________________________________________________________________________________________
 629490-9F-2  NEMLC LEASING ASSOC 01/01/2003 9.600 .....168,009  ................................16,129..............1
 635438-AD-6  NATL COLLATERAL FDG 10/01/2016 9.500 ......49,227  ..........229 .................. 3,556..............1PE
 635572-B@-8  NATIONAL COOP SERV 01/01/2009 10.125 .....100,000  ................................10,125..............1PE
 64803*-AA-3  NEW PHIL CORP SEC P 07/15/2004 8.500 ......51,704  ................................ 4,395..............5*
 66937R-M5-5  NSCOR 1999-24-A6 CM 07/01/2029 7.000 ......12,201  ................................   570..............1PE
 66937R-PP-8  NSCOR 1999-8 A3 CMO 03/01/2029 6.500 ......27,675  ................................ 1,050..............1
 68210*-AA-1  OMEGA LEASING (US)  05/12/2010 8.800 ......11,464  ................................    90..............1
 69290J-AT-9  P-B CMO TRUST 89-10 06/01/2015 7.965 .......9,335  ................................   434..............1PE
 695117-AA-9  PACIFICORP HOLDINGS 04/01/2001 6.750 ...4,997,977  ........2,023..................311,500..............2
 70455*-AA-1  P-B PROPERTIES SEC 07/01/2009 10.100 ..... 24,159  ................................ 2,440..............2
 72146#-AB-6  PILKINGTON HOLDINGS 09/30/2000 9.640 ...5,000,000  ...............................241,000..............2
 73225*-AA-4  POMPANO PROPERTIES  07/01/2003 7.875 ......30,000  ................................ 2,362..............2
 74040@-AA-3  CARRAMERICA US WEST 12/01/2005 9.625 .....145,552  ................................ 9,346..............2
 74434U-YX-6  PHMS 96-4 M CMO     02/01/2026 6.500 ......15,929  ................................   691..............1PE
 74465#-AC-3  PUBLISHERS CLEARING 12/15/2004 6.610 ...3,000,000  ...............................154,984..............1
 76176L-AH-4  REYNOLDS METALS ME  08/07/2000 9.030 ...3,000,000  ...............................197,155..............2
 783760-RQ-6  RYLAND ACCEPT IV SE 01/01/2019 8.750 ......88,361  ................................ 5,129..............1PE
 81313*-AA-0  SECOND ARGYLE PROP  12/31/2004 7.850 ......12,726  ................................   749..............1
 81369*-AA-3  SECOND SHELBY FUND/ 12/31/2006 7.625 ......29,253  ................................ 1,394..............4
 81717*-AA-2  SERVICEMASTER CO SR 07/15/2001 8.380 ...1,400,000  ...............................117,320..............2
 81811*-AA-7  SEVENTH ARGYLE PRO 01/01/2005 11.000 .......7,240  ................................   597..............1
 82071*-AA-0  SHAWNEE MISSION HL 09/01/2007 10.250 ......98,034  ................................10,049..............1Z
 820922-DV-1  SHEARSON LEHMAN V-5 05/01/2018 7,500  .....59,882  ................................ 2,989..............1PE
 82172*-AC-4  SHELBY FUNDING COLL 06/01/2006 8,000 .......7,335  ................................   440..............4
 82172*-AE-0  SHELBY FUNDING COLL 10/01/2005 8.000 .......3,664  ................................   220..............4
 82172*-AF-7  SHELBY FUNDING COLL 11/01/2003 8.000 .......3,617  ................................   217..............4
 83272*-AA-5  SMURFIT PACKAGING G 09/28/2000 6.540 ...9,400,000  ...............................614,760..............2
 843452-AX-1  SOUTHERN NATURAL GA 09/15/2000 6.125 ...1,992,092  ..................178,652......122,500..............2PE
 857449-#E-2  STATE STREET BK & T 01/02/2020 8.460 ......30,475  ................................ 2,578..............1
 857449-#G-7  STATE STREET BK & T 01/02/2020 8.460 ......30,215  ................................ 2,556..............1
 857449-#J-1  STATE STREET BK & T 01/02/2020 8.460 ......30,132  ................................ 2,549..............1
 857449-#K-8  STATE STREET BK & T 01/02/2020 8.460 ......31,795  ................................ 2,690..............1
 863572-PN-7  SASCO 1997-LL1, CLA 06/12/2004 6.790 ......40,456  ................................ 1,831..............1PE
 87244X-AA-8  TIAA 1999-1 A CMO   10/01/2007 7.170 ......64,214  ................................ 2,919..............1
 88599*-AB-8  THRIFTY VAN DYKE SE 02/01/2007 9.500 ......72,195  ................................ 6,858..............1
 88632#-AA-5  TIBEN LTD CO LSBK N 03/20/2018 6.375 ......66,232  ................................ 2,816..............1Z
 91326#-AA-0  UNITIL REALTY CORP  08/01/2017 8.000 ......44,988  ................................ 2,401..............2Z
 91913Y-AA-8  VALERO ENERGY NT    06/15/2005 8.375 ...1,498,714  .......12,101................... 1,396..............2PE
 932670-AA-0  WALNUT CORP MTG PCS 12/01/2012 8.900 ......26,701  ................................ 1,579..............1
 97180*-9B-6  WILMINGTON TR LN CE 01/02/2005 5.760 .....152,717  ................................ 8,796..............1
 97180*-SJ-8  WILM TR CO DEL GTD  11/28/2008 8.310 .....163,312  ................................10,176..............1
 97180*-WL-8  WILMINGTON TR LN CE 01/02/2005 5.760 ......88,552  ................................ 5,101..............1
 97180*-XA-1  WILMINGTON TR LN CE 07/02/2003 5.990 .....335,529  ................................20,098..............1
 97180*-XD-5  WILMINGTON TR LN CE 01/02/2005 5.760 .....186,276  ................................10,730..............1
 971804-@G-5  WILMINGTON TRUST SE 07/11/2008 9.700 .....268,823  ................................26,076..............1
 66977T-AA-4  NOVA CHEMICALS LTD  09/22/2000 6.500 ...3,750,000  ...............................243,750..............2PE
 G0781@-AB-6  BELL MOBILITY CELLU 08/15/2000 6.550 ...9,000,000  ...............................589,500..............2
 97180*-YL-6  WILMINGTON 93 DELTA 07/02/2014 7.190 .....222,762  ................................16,017..............1
 G0127#-AJ-6  ALBERT FISHER GROU 10/13/2001 10.620 .....685,071  ................................50,165..............4Z
 G0127#-AN-7  ALBERT FISHER GROU 10/15/2002 10.510 .....489,337  ................................30,471..............4Z
 N8327*-AA-2  SMURFIT INTL BV GTD 09/28/2000 6.540 ...3,600,000  ...............................117,720..............2
______________________________________________________________________________________________________________________________
 4599996 - Bonds-Industrial and Misc-United States ..67,848,390  .......67,284.....178,652....4,160,158..............XXX
______________________________________________________________________________________________________________________________
 1599997 - Bonds - Industrial and Misc - Canada......12,750,000  ...............................833,250..............XXX
______________________________________________________________________________________________________________________________




                                      13-5

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                               SCHEDULE D - PART 4
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter


                              1                       2             3              4             5              6             7
                                                                                 No.of
                                                   Disposal                      Shares                        Par        Actual
     CUSIP               Description                 Date     Name of Purchaser  of Stock   Consideration      Value        Cost
____________________________________________________________________________________________________________________________________
 4599998-Bonds-Industrial and Misc-Other Countries Various    SINKING FUND
                                                                REDEMPTION......................4,997,170  ....4,997,170 ..4,997,170
____________________________________________________________________________________________________________________________________
 4599999 - Bonds - Industrial and Miscellaneous    Various    SINKING FUND
                                                                REDEMPTION.....................85,484,192  ...85,609,077 .85,599,820
____________________________________________________________________________________________________________________________________
 027789-B#-2  AMERICAN NATL BANK 01/01/2006 7.315  Various    SINKING FUND
                                                                REDEMPTION........................273,803  ......273,803.....271,153
 08179*-AA-6  GERSHMAN HAROLD 1ST 01/01/2007 9.750 Various    SINKING FUND
                                                                REDEMPTION ........................26,566  .......26,566 .....26,566
 178414-A#-5  PARKER REAL ESTATE 07/01/2007 8.500  Various    SINKING FUND
                                                                REDEMPTION .........................9,214  ........9,214 ......9,214
 22458*-AA-9  CRARY OLIVER & CECE 05/01/2005 9.875 Various    SINKING FUND
                                                                REDEMPTION ........................21,828  .......21,828 .....21,828
 23835#-AE-9  PANDA LTD 1ST MTG 12/01/2006 8.750   Various    SINKING FUND
                                                                REDEMPTION ........................29,656  .......29,656 .....29,656
 24486*-AA-1  JOHN R. DEJONGE 1ST 01/01/2008 9.500 Various    SINKING FUND
                                                                REDEMPTION ........................58,545  .......58,545 .....58,545
 38521#-AA-4  GRAND AVE PARTNERSH 12/01/2009 9.500 Various    SINKING FUND
                                                                REDEMPTION ........................16,060  .......16,060 .....16,060
 39106*-AA-9  GREAT NORTHERN INV 04/01/2013 9.000  Various    SINKING FUND
                                                                REDEMPTION .........................9,896  ........9,896 ......9,896
 39106*-AB-7  GREAT NORTHERN INV 07/01/2013 9.000  Various    SINKING FUND
                                                                REDEMPTION.........................10,938  .......10,938 .....10,938
 39740@-AA-9  GREENWOOD WEST PART 09/01/2003 7.000 Various    SINKING FUND
                                                                REDEMPTION.........................31,919  .......31,919 .....31,919
 55346@-AA-3  MRED ASSOCIATES 1ST 08/01/2013 9.625 Various    SINKING FUND
                                                                REDEMPTICN ........................12,072  .......l2,072 .....12,072
 65565#-AA-4  NORDLIE JAMES S 1ST 09/O1/2009 9.875 Various    SINKING FUND
                                                                REDEMPTION ........................15,265  .......15,265 .....15,124
 70017*-AA-2  MARYLAND HISTORICA 07/01/2006 10.250 Various    SINKING FUND
                                                                REDEMPTION ........................31,903  .......31,903 .....31,903
 72585*-AA-0  PIZZAGALLI RIYERSID 05/01/2001 7.500 Various    SINKING FUND
                                                                RECEMPTION .......................103,766  ......103,766 ....103,766
 75612*-AA-0  REALTY LEASING PRTN 02/01/2002 9.500 Various    SINKING FUND
                                                                REDEMPTION ........................66,442  .......66,442 .....66,442
 76306@-AA-7  RICHARD JEROME 1ST 10/01/2005 10.000 Various    SINKING FUND
                                                                REDEMPTION.........................33,023  .......33,023 .....33,023
 76307#-AA-4  HUTCHESON RICHARD L 12/01/2006 9.750 Various    SINKING FUND
                                                                REDEMPTION ........................41,259  .......41,259 .....41,259
 76316*-AA-7  RICHARDSO JOE T 1S 02/01/2004 10.500 Various    SINKING FUND
                                                                REDEMPTION.........................29,146  .......29,146 .....29,146
 77119*-AA-4  ROCHELLE ASSOC 1ST 08/01/2009 10.000 Various    SINKING FUND
                                                                REDEMPTION ........................15,892  .......15,892 .....15,892
 81179*-AA-3  SEAFORD REALTY COR 09/01/2001 12.500 Various    SINKING FUND
                                                                REDEMPTION ........................78,187  .......78,187 .....78,187
 92737*-AA-5  VINE ST INVEST DEED 08/01/2013 9.500 Various    SINKING FUND
                                                                REDEMPTION ........................71,032  .......71,032 .....71,282
 95351@-AA-1  JOHN M & PAMELA S W 06/01/2003 7.000 Various    SINKING FUND
                                                                REDEMPTION ........................41,558  .......41,558 .....41,558
 96155*-AA-9  WESTVIEW ASSOCIATES 04/01/2007 9.500 Various    SINKING FUND
                                                                REDSMPTION ............. .. ......101,249  ......101,249 ....100,345
____________________________________________________________________________________________________________________________________
          TOTAL UNITED STATES...................................................................1,129,219  ....1,129,219 ..1,124,491
____________________________________________________________________________________________________________________________________
  4699999 - Bonds - Credit Tenant Loans ........................................................1,129,219  ....1,129,219 ..1,124,491
____________________________________________________________________________________________________________________________________
  6099997 - Bonds - Part 4 ...................................................................135,007,719  ..135,948,229 131,987,420
____________________________________________________________________________________________________________________________________
  6099998 - Bonds - Part 5 ....................................................................13,082,480  ...13,000,000 .13,136,110
____________________________________________________________________________________________________________________________________
  6099999 - Total - Bonds.....................................................................148,090,199  ..148,948,229 145,123,530
____________________________________________________________________________________________________________________________________
  7299999 Totals .............................................................................148,090,199  ....XXX.......145,123,530
____________________________________________________________________________________________________________________________________

(a) For all common stock bearing the NAIC designation "U" provide: the number of such Issues

STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                         SCHEDULE D - PART 4 (CONTINUED)
         Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise
              Disposed of by the Company During the Current Quarter



                              1                           8          9            10              11              12
                                                     Book Value  Profit on      Loss on     Interest and        NAIC
                                                     at Date of  Disposal       Disposal    Dividends         Designation (a)
     CUSIP               Description                  Disposal                              Received
                                                                                            Current Year
                                                                                            to date
______________________________________________________________________________________________________________________________
 4599998-Bonds-Industrial and Misc-Other Countries ....4,997,170  ................................214,373.........XXX
______________________________________________________________________________________________________________________________
 4599999 - Bonds - Industrial and Miscellaneous    ...85,595,560  ....67,284 .......178,652.....5,207,781.........XXX
______________________________________________________________________________________________________________________________
 027789-B#-2  AMERICAN NATL BANK 01/01/2006 7.315  ......273,803  .................................13,359.........1
 08179*-AA-6  GERSHMAN HAROLD 1ST 01/01/2007 9.750 .......26,566  ..................................1,728.........2
 178414-A#-5  PARKER REAL ESTATE 07/01/2007 8.500  ........9,214  ....................................522.........1
 22458*-AA-9  CRARY OLIVER & CECE 05/01/2005 9.875 .......21,828  ..................................1,438.........1
 23835#-AE-9  PANDA LTD 1ST MTG 12/01/2006 8.750   .......29,656  ..................................1,731.........1
 24486*-AA-1  JOHN R. DEJONGE 1ST 01/01/2008 9.500 .......58,545  ..................................3,710.........2
 38521#-AA-4  GRAND AVE PARTNERSH 12/01/2009 9.500 .......16,060  ..................................1,018.........1
 39106*-AA-9  GREAT NORTHERN INV 04/01/2013 9.000  ........9,896  ..................................  594.........1
 39106*-AB-7  GREAT NORTHERN INV 07/01/2013 9.000  .......10,938  .................................   657.........1
 39740@-AA-9  GREENWOOD WEST PART 09/01/2003 7.000 .......31,919  ................................. 1,490.........1
 55346@-AA-3  MRED ASSOCIATES 1ST 08/01/2013 9.625 .......12,072  .................................   775.........1Z
 65565#-AA-4  NORDLIE JAMES S 1ST 09/O1/2009 9.875 .......15,265  ................................. 1,006.........1
 70017*-AA-2  MARYLAND HISTORICA 07/01/2006 10.250 .......31,903  ..................................2,182.........1Z
 72585*-AA-0  PIZZAGALLI RIYERSID 05/01/2001 7.500 ......103,766  ..................................5,191.........1
 75612*-AA-0  REALTY LEASING PRTN 02/01/2002 9.500 .......66,442  ..................................4,211.........1
 76306@-AA-7  RICHARD JEROME 1ST 10/01/2005 10.000 .......33,023  ..................................2,203.........3
 76307#-AA-4  HUTCHESON RICHARD L 12/01/2006 9.750 .......41,259  ..................................2,684.........1
 76316*-AA-7  RICHARDSO JOE T 1S 02/01/2004 10.500 .......29,146  ..................................2,042.........1
 77119*-AA-4  ROCHELLE ASSOC 1ST 08/01/2009 10.000 .......15,892  ..................................1,060.........1
 81179*-AA-3  SEAFORD REALTY COR 09/01/2001 12.500 .......78,187  ..................................6,521.........1
 92737*-AA-5  VINE ST INVEST DEED 08/01/2013 9.500 .......71,032  ..................................4,502.........1Z
 95351@-AA-1  JOHN M & PAMELA S W 06/01/2003 7.000 .......41,558  ..................................1,940.........1
 96155*-AA-9  WESTVIEW ASSOCIATES 04/01/2007 9.500 ......101,249  ..................................6,417.........1
______________________________________________________________________________________________________________________________
          TOTAL UNITED STATES..........................1,129,219 ..................................66,980.........XXX
______________________________________________________________________________________________________________________________
  4699999 - Bonds - Credit Tenant Loans ...............1,129,219 ..................................66,980.........XXX
______________________________________________________________________________________________________________________________
  6099997 - Bonds - Part 4 ..........................133,436,743 ..1,749,628  ......178,652.....8,951,217.........XXX
______________________________________________________________________________________________________________________________
  6099998 - Bonds - Part 5 ...........................13,135,955 ......1,603  .......55,078........24,111.........XXX
______________________________________________________________________________________________________________________________
  6099999 - Total - Bonds............................146,572,698 ..1,751,231  ......233,730.....8,975,328.........XXX
______________________________________________________________________________________________________________________________
  7299999 Totals ....................................146,572,698 ..1,751,231  ......233,730.....8,975,328.........XXX
______________________________________________________________________________________________________________________________

(a) For all common stock bearing the NAIC designation "U" provide: the number of such Issues


                                      13-6

                                   STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                                   SCHEDULE DA - PART 1
                                              Short-Term Investments Owned End of Current Quarter
------------------------------------------------------------------------------------------------------------------------------------

                                   1                   2              3                4              5                 6
                                                                                                  Amount of          Paid for
                                                                                                  Interest           Accrued
                                                                  Statement         Cost to       Received Current   Interest
                              Book Value           Par Value      Value             Company       Quarter
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
8099999 Totals                86,341,000              XXX        86,341,000        86,341,000       224,281           --------
------------------------------------------------------------------------------------------------------------------------------------


                                                    SCHEDULE DA - PART 2- Verification
                                                       Short-Term Investments Owned


 -----------------------------------------------------------------------------------------------------------------------------------

                                                                      1                 2              3                 4
                                                                 First Quarter    Second Quarter   Third Quarter   Prior Year Ended
                                                                 Current Year     Current Year     Current Year       December 31
 -----------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 1. Book value of short-term investments, beginning of period.....136,547,757.........71,119,927.....109,624,370........101,882,000
 2. Cost of short-term investments acquired.......................692,379,533........455,910,000.....385,930,700......1,565,357,183
 3. Increase by adjustment in book value..............................154,314 ................................................3,570
 4. Profit on disposal of short-term investments...................................................................................
 5. Subtotals (Sum of Lines 2 through 4)..........................692,533,847........455,910,000.....385,930,700......1,565,360,753
 6. Consideration received on disposal of short-term investments..757,939,000........417,382,000.....409,194,700......1,530,689,000
 7. Decrease by adjustment in book value...............................22,677.............23,558..........19,370..............5,996
 8. Loss on disposal of short-term investments.....................................................................................
 9. Subtotals (Sum of Lines 6 through 8)..........................757,961,677........417,405,558.....409,214,070......1,530,694,996
 10. Book value of short-term investments, end of period...........71,119,927........109,624,370......86,341,000........136,547,757
 11. Income collected...............................................2,191,086..........1,124,369.......1,544,103..........5,816,466
 ----------------------------------------------------------------------------------------------------------------------------------

         STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE
                               INSURANCE COMPANY

                        Schedule DB - Part A - Section 1
                                      NONE


                        Schedule DB - Part B - Section 1
                                      NONE


                        Schedule DB - Part C - Section 1
                                      NONE


                        Schedule DB - Part D - Section 1
                                     . NONE


                        Schedule DB - Part F - Section 1
                                      NONE
                        Schedule DB - Part F - Section 2
                                      NONE

                                   15, 16, 17

                                STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                                                     SCHEDULE E - PART 1 - CASH
                                                    Month End Depository Balances
------------------------------------------------------------------------------------------------------------------------------------
1                                                          2          3           4             Book Balance at End of Each
                                                                                                Month During Current Quarter
                                                                                           ----------------------------------------
                                                                   Amount of   Amount of   ----------------------------------------
                                                                   Interest    Interest          5            6             7
                                                                   Received    Accrued at
                                                          Rate     During      Current
                                                           of      Current     Statement      First         Second         Third
Depository                                               Interest   Quarter       Date        Month         Month          Month
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Bank of America                  Chicago, IL..............................................(31,950,942)...(35,311,646)...(32,936,956)
Bank One-Indianapolis            Indianapolis, IN...........................................1,823,298 .....4,452,109 .....2,749,052
Bank One-Springfield             Springfield, IL...........................................(4,849,824)....(4,801,727)....(5,270,082)
Bank of New York                 New York, NY.................................................278,924 ...(12,517,622)......(697,997)
Calumet National                 Hammond, IN................5.750.......7,629.......................................................
Fifth Third Bank                 Indianapolis, IN...........5.400......28,376...............1,475,671 .......379,340........561,951
First Citizens National Bank     Dyersburg,TN...............5.500......13,110.......................................................
Fleet Bank                       Hartford, CT................................................(774,525)......(556,922)......(520,583)
Harris Bank & Trust              Chicago, IL..................................................600,369 .......278,899 .......148,054
Ionia County National Bank       Ionia, ML..................6.600.......3,545.........723.....125,000 .......125,000 .......125,000
National Bank of Indianapolis    Indianapolis, IN.............................................133,853 .......157,324 .......234,149
National City Bank               Indianapolis, IN...........................................1,596,673 .....2,605,582 .....1,875,377
Old National Bank                Evansville, IN.............5.450.......2,240......................................................
Southern Michigan National       Coldwater, MI..............6.400.......4,212.........500.....150,000 .......150,000 .......150,000
State Street Bank                Boston, VA...................................................187,294 ........67,603 .......158,967
Terre Haute First National Bank  Terre Haute, IN............5.500......13,110.......................................................
Wayne Bank & Trust               Richmond, IN ..............4.500.......2,975.......1,184.....150,000 .......150,000 .......150,000
____________________________________________________________________________________________________________________________________
0199998 Deposits in 30 depositories which do
        not exceed the allowable limit any one
        depository in (See Instructions)
        Open depositories..................................XXX.........48,039.......2,122...1,589,728 .....1,558,143 .....1,469,963
____________________________________________________________________________________________________________________________________
0199999 Totals - Open Depositories.........................XXX........123,234.......4,529.(29,464,482)...(43,263,917)...(31,803,104)
____________________________________________________________________________________________________________________________________
0399999 Total Cash on Deposit..............................XXX........123,234.......4,529.(29,464,482)...(43,263,917)...(31,803,104)
____________________________________________________________________________________________________________________________________
0499999 Cash in Company's Office...........................XXX.........XXX.........XXX.........15,300 ........15,300 ........15,300
____________________________________________________________________________________________________________________________________
0599999 Total Cash.........................................XXX........123,234.......4,529.(29,449,182)...(43,248,617)...(31,787,804)
------------------------------------------------------------------------------------------------------------------------------------


                                  STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY
                                                   SCHEDULE T-PREMIUMS AND ANNUITY CONSIDERATIONS
                                        During Current Year to Date - Allocated by States and Territories
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Direct          Business Only
                                                                         -----------------------------------------------------------
                                                                         -----------------------------------------------------------

                               1                           2            3             4               5                   6
                                                                                                Accident and
                                                                                                   Health
                                                                                                 Insurance
                                                           Is                                     Premiums,
                                                         Insurer                                Including
                                                        Licensed?                                 Policy,
                                                                     Life                       Membership
                                                        (Yes or     Insurance      Annuity          and             Deposit -Type
                         States, Etc.                      No)      Premiums    Considerations    Other Fees             Funds
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1.  Alabama                AL.............................Yes.........1,416,652........12,692 ........346,304.... ........1,230,150
2.  Alaska                 AK.............................Yes............14,041.............. ............109.... ...............18
3.  Arizona                AZ.............................Yes...........910,303 ......269,077 ........157,475.............4,573,460
4.  Arkansas               AR.............................Yes...........962,342 ......342,852 ........363,613.............2,725,887
5.  Califomia              CA.............................Yes.........6,201,694 ....1,752,737 ........524,151............45,618,053
6.  Colorado               CO.............................Yes..... .....665,171 .......85,284 ........143,653............23,882,469
7.  Connecticut            CT.............................Yes...........263,454 ......................159,705...............216,753
8.  Delaware               DE.............................Yes............50,164 .......................63,819...............693,588
9.  District of Columbia   DC.............................Yes...........160,478 ......................188,178.............2,005,323
10. Florida                FL.............................Yes.........3,095,470 ......600,597.........749,686............24,249,757
11. Georgia                GA.............................Yes.........5,943,816 .......31,155 ......2,266,027............23,606,125
12. Hawaii                 HI.............................Yes............59,496 ........................1,383.................7,600
13. Idaho                  ID.............................Yes............54,026 ........................2,534................48,254
14. Illinois               IL.............................Yes.........7,859,859 ....2,610,050 ......3,970,734............61,566,194
15. Indiana                IN.............................Yes....... 44,389,652 ...13,343,444 .....17,008,538...........118,148,842
16. Iowa                   IA.............................Yes...........635,155 .......46,755 ........442,009.............4,179,218
17. Kansas                 KS.............................Yes.........4,989,606 ....1,688,664 ......1,832,189............24,181,454
18. Kentucky               KY.............................Yes.........3,140,029 ......151,535 ........566,762............12,646,550
19. Louisiana              LA.............................Yes.........1,328,792 ......556,779 ......1,785,739............13,355,684
20. Maine                  ME.............................Yes............28,394 .......................11,054................21,564
21. Maryland               MD.............................Yes.........2,999,147 ......174,219 ......1,234,089.............7,148,094
22. Massachusetts          MA.............................Yes...........198,428 ......................685,426............12,921,245
23. Michigan               MI.............................Yes........14,494,071 ....1,665,537 ......6,450,093............60,437,739
24. Minnesota              MN.............................Yes.........2,232,171 ....1,841,119 ......3,577,609............18,667,748
25. Mississippi            MS.............................Yes...........338,087 ......284,935 ........373,375...............320,622
26. Missouri               MO.............................Yes.........3,676,675 ......248,990 ......2,764,138............46,073,290
27. Montana                MT.............................Yes............11,644 .......12,965 ..........6,321...............565,489
28. Nebraska               NE.............................Yes...........142,429 ......345,458 ........124,370............11,038,375
29. Nevada                 NV.............................Yes...........140,056 .......................13,482...............794,870
30. New Hampshire          NH ............................Yes............19,325 .......................21,861......................
31. New Jersey             NJ.............................Yes.........1,192,127 ....5,186,906 ........600,957.............4,612,630
32. New Mexico             NM.............................Yes............56,097 ........................8,370.............1,437,226
33. New York               NY.............................Yes...........159,992 .......................60,305................58,474
34. North Carolina         NC.............................Yes.........2,135,128 ......258,423 ......1,615,003............19,846,984
35. North Dakota           ND.............................Yes............10,242 .......51,826 ..............................486,661
36. Ohio                   OH.............................Yes.........9,398,811 ....1,614,136 ......8,774,356............32,565,599
37. Oklahoma               OK.............................Yes...........812,915 ......................449,658.............8,650,597
38. Oregon                 OR.............................Yes...........187,426 .......97,609 .........15,034............ 1,136,183
39. Pennsylvania           PA.............................Yes.........4,100,181 ....1,183,942 ......3,048,349............10,674,792
40. Rhode Island           RI.............................Yes.............6,804 ......................229,474...............(12,075)
41. South Carolina         SC.............................Yes.........1,353,735 ......128,933 ......1,393,968.............6,812,576
42. South Dakota           SD.............................Yes...........510,027 .......90,445 .........65,997.............2,756,252
43. Tennessee              TN.............................Yes.........3,231,436 ......165,011 ......1,366,475............14,360,693
44. Texas                  TX.............................Yes.........5,374,816 ....2,414,015 ......6,840,794............90,947,878
45. Utah                   UT.............................Yes...........638,707 ........................9,944.............2,784,326
46. Vermont                VT.............................Yes.............4,320 .......................30,152...................225
47. Virginia               VA.............................Yes.........1,396,568 .......20,882 ......1,359,567............15,552,163
48. Washington             WA.............................Yes...........365,639 ......467,453 ..........9,746.............4,815,667
49. West Virginia          WV.............................Yes...........568,513 ......285,190 ........160,785...............875,568
50. Wisconsin              WI.............................Yes.........2,534,170 ....1,461,993 ......1,071,942............13,294,458
51. Wyoming                WY.............................Yes............22,758 ........................2,727...............515,523
52. American Samoa         AS.............................NO.......................................................................
53. Guam                   GU.............................NO.......................................................................
54. Puerto Rico            PR.............................NO..............5,145 ...........................782.....................
55. US Virgin Islands      VI.............................NO..............2,120 ...................................................
56. Canada                 CN.............................NO..............4,762 .............................................50,386
57. Aggregate Other Alien  OT.............................XXX......................................................................
58. Subtotal...........................................(a)...51.....140,493,064 ...39,491,607.......72,948,815..........753,147,202
90. Company contributions for employee benefit plans      XXX...........569,146 .....................2,942,151.....................
91. Dividends applied to purchase paid-up additions and
        annuities ........................................XXX.........9,492,154...........497......................................
92. Dividends applied to shorten endowment or premium
         paying period ...................................XXX......................................................................
93. Premium or annuity considerations waived under
        disability or other contract provisions...........XXX...........697,345.........................12,682.....................
    93A. Aggregate of other amounts not allocable by
         State............................................XXX......................................................................
94. Totals (Direct Business)..............................XXX.......151,251,709 ...39,492,086 ......75,903,649.........753,147,202
95. Plus Reinsurance Assumed .............................XXX.......235,745,733 ...................119,690,403.....................
96. Totals (All Business).................................XXX.......386,997,442 ...39,492,086 .....195,594,052.........753,147,202
97. Less Reinsurance Ceded................................XXX........36,976,514 .......21,823 ......76,773,678.............(15,393)
98. Totals (All Business) less Reinsurance Ceded..........XXX.......350,020,928 ...39,470,263 .....118,820,374.........753,162,594
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________
        DETAILS OF WRITE-INS
5701......................................................XXX......................................................................
5702......................................................XXX......................................................................
5703......................................................XXX......................................................................
5798. Summary of remaining write-ins for Line
        57 from overflow page ............................XXX......................................................................
5799. Totals (Lines 5701 thru 5703 plus 5798)
        (Line 57 above)...................................XXX......................................................................
___________________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________________
93A01.....................................................XXX.......................................................................
93A02.....................................................XXX.......................................................................
93A03.....................................................XXX.......................................................................
93A98. Summary of remaining write-ins for Line 93A from
       overflow page .....................................XXX.......................................................................
93A99. Totals (Lines 93A01 thru 93A03 plus 93A98)
        (Line 93A above)..................................XXX.......................................................................
___________________________________________________________________________________________________________________________________
(a) Insert the number of yes responses except for Canada and Other Alien.


                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                                                     SCHEDULE S-CEDED REINSURANCE
                                           Showing all new reinsurers - Current Year to Date
-----------------------------------------------------------------------------------------------------------------------------------
    1                        2                             3                                     4                           5
                                                                                                                        Is Insurer
   NAIC                   Federal                                                                                        Authorized?
Company Code             ID Number                 Name of Reinsurer                         Location                    Yes or No)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        LIFE AND ANNUITY AFFILIATES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        LIFE AND ANNUITY NON-AFFILIATES
  90670..................43-1178580     ERC Life Reinsurance Corporation         (MO) Overland Park, KS                     Yes
  00000..................AA-1340015     Zurich Ruckversicherung (Koln) AG         Cologne, German                            No
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        ACCIDENT AND HEALTH AFFILIATES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        ACCIDENT AND HEALTH NON-AFFILIATES
  00000..................AA-1780034     European Specialty Re (Ireland), Ltd     Dublin, Ireland                            No
  00000..................AA-1440035     Folksam International Ins. Co., Ltd      Stockholm, Sweden                          No
  00000..................AA-1126102     Lloyd's Syndicate #102                   London, UK                                 No
------------------------------------------------------------------------------------------------------------------------------------

           STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED
                             LIFE INSURANCE COMPANY


                               Schedule Y - Part 1

                                      NONE

            STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED
                             LIFE INSURANCE COMPANY
                             GENERAL INTERROGATORIES
         (Responses to these interrogatories should be based on changes that have occurred since prior year end)



1. (a) Did the Company implement any significant accounting policy changes which
would   require   disclosure   in  the  Notes  to  the   Financial   Statements?
Yes.(  )  No.(X)
(b) If "yes," explain:


2. (a) Did the Company experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile, as required by the Model Act? Yes. ( )No. (X)

(b)  If  "yes,"  has  the  report  been  filed  with  the   domiciliary   state?
 Yes. (  ) No. ( )


3. (a) Has there been any change in the company's own preferred or common stock? Yes. ( ) No. ( X )
   (b) If "yes," explain:


4. State as of what date the latest  financial  examination  of the  company was made or is being made........... 12/31/1999


(b) State the as of date of the latest financial examination report that is available from either the state of domicile or the Company. This date should be the date of the examined balance sheet and not the date the report was completed or released .....................12/31/1994


(c) State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the Company. This is the release date or completion date of the examination report and not the date of the examination (balance sheet, date)..........05/23/1996

(d) By what  department or  departments?................Indiana and Mississippi
(12/31/99 in process).


5. (a) Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the company? Yes. ( ) No (X)
(b) If "yes," date of change:

If not previously filed, furnish herewith a certified copy of the instrument as amended.


6. (a) Have there been any substantial changes in the organizational chart since year end? Yes. ( ) No. (X)

(b) If "yes," attach an organizational chart.


7. (a) If the company is subject to a management agreement, including third-party administrator(s), managing general agent(s), attomey-in-fact, or similar agreement, have there been any significant changes regarding the terms of the agreement or principals involved?
Yes. ( ) No. (X ) NA. (  )

(b) If "yes," attach an  explanation.


8. (a) Were any of the stocks, bonds, or other assets of the Company loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending agreements.) Yes. ( ) No. (X)

(b) If "yes," give full and complete information relating thereto:


9. Amount of real estate and mortgages held in other invested assets in
Schedule BA: ..............$ .....0


10.  Amount  of  real  estate  and  mortgages  held in  short-term  investments:
$.....0

            STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED
                             LIFE INSURANCE COMPANY
                       GENERAL INTERROGATORIES (continued)
         (Responses to these interrogatories should be based on changes that have occurred since prior year end)


11. (a) has the Company been a party to a merger or consilidation during the period covered by this statement? ... YES. ( ) NO. (X)

     (b) If yes, provide name of company, NAIC Company Code, and State of Domicile (use two letter state abbreviation) for any company that has ceased to exist as a result of the merger or consolidation.

     Name    of    Company    NAIC    Company    Code    State    of    Domicile
     ___________________________________________________________________________



12.  (a) Has  this  company  had any  Certificates  of  Authority,  licenses  or registrations (including corporate registration, if applicable) suspended or revoked by any governmental entity during the reporting period? (You need not report an action, either formal or informal, if a confidentiality clause is part of the agreement.)...... YES. ( ) NO. (X)

(b)  If yes, give full information: ...........................................


13. (a) Does the company have any investments in parent, subsidiaries and affiliates? YES. (X) NO. ( )

     (b) If yes, please complete the following:
                                         1                         2
                                   Prior Year End             Current Quarter
                                   Statement Value            Statement Value
1. Bonds..........................$...........0         $.....................0
2. Preferred Stock................$...1,650,080         $.............2,900,080
3. Common Stock...................$..43,914,192         $.............1,616,893
4. Short-Term Investments.........$...........0         $.....................0
5. Mortgages, Loans or Real Estate$...........0         $.....................0
6. All Other......................$..43,555,484         $............43,170,297
7. Total Investment in Parent,
     Subsidiaries and Affiliates..$..89,119,756         $............47,687,270
8. Total  Investment in Parent
     included above...............$...........0         $.....................0
9. Receivable from Parent not
     included above included......$...........0         $.....................0

            STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED
                             LIFE INSURANCE COMPANY
               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES


1. The SVO Compliance Certification is a required filing for all companies. Will the SVO Compliance Certification be filed with this Department with this statement? .......... Yes (X) No.( )

     If no, please explain:


     If response is no and the form is "NONE", affix bar code (Document Identifier 470) here:






 2a. Is your company a U.S.Branch of an alien insurer? .....Yes  (  ) No (X)

     b.Will   the    Trusteed    Surplus    Statement   be   filed   with   this
statement?.Yes ( ) No (X)

If first response is yes and second response is no, please explain:
     If second response is no and the form is "NONE", affix bar code (Document Identifier 490) here:


                                 STATEMENT AS OF SEPTEMBER 30, 2000 OF THE AMERICAN UNITED LIFE INSURANCE COMPANY

                                                                        OVERFLOW PAGE FOR WRITE-INS






   LQ002 Additional Aggregate Lines for Page 02 Line 22.
   *ASSETS
  ----------------------------------------------------------------------------------------------------------------------------------
  2204. Autos less depreciation.............................704,145......................704,145...................................
  2205. Fee income due......................................118,367......2,068,799.......972,078.........1,215,087........1,066,112
  2297. Summary of remaining write-ins for Line
          21 from  Page 02................................. 822,512......2,068,799.....1,676,223.........1,215,087........1,066,112
  ----------------------------------------------------------------------------------------------------------------------------------
   LQ003 Additional Aggregate Lines for Page 03 Line 25.
   *LIAB
-----------------------------------------------------------------------------------------------------------------------------------
  2504. Miscellaneous interest..............................................................................................13,175
  2505. Accumulated post retirement benefits Liability ................................................10,178,032.......10,367,398
  2597. Summary of remaining write-ins for Line 25 from Page 03....................................... 10,778,032.......10,380,573
----------------------------------------------------------------------------------------------------------------------------------
   LQ004 Additional Aggregate Lines for Page 04 Line 25.
   *SUMOPS
------------------------------------------------------------------------------------------------------------------------------------
  2504. Group Marketing Service Fee ....................................................100,000 ..........150,000..........150,000
  2597. Summary of remaining write-ins for Line 25 from Page 04 ........................100,000 ......... 150,000..........150,000
------------------------------------------------------------------------------------------------------------------------------------
   LQ005 Additional Aggregate Lines for Page 05 Line 27.
   *CASH
------------------------------------------------------------------------------------------------------------------------------------
  2704. Transfer of Reserves ...........................................................................7,080,828...................
  2797. Summary of remaining write-ins for Line 27 from Page 05 ........................................7,080,828...................
------------------------------------------------------------------------------------------------------------------------------------
   LQ006 Additional Aggregate Lines for Page 06 Line 12.
   *RECON
------------------------------------------------------------------------------------------------------------------------------------
  1204. Increase in suspense ..........................................................................28,154,450........3,229,377
  1205. Increase in amounts due reinsurers .............................................................7,376,790.......10,861,507
  1206. Transfer of health reserves.....................................................................................72,271,713
  1297. Summary of remaining write-ins for Line 12 from Page 06........................................35,531,241.......86,362,597
------------------------------------------------------------------------------------------------------------------------------------
   LQ006 Additional Aggregate Lines for Page 06 Line 30.
   *RECON
------------------------------------------------------------------------------------------------------------------------------------
  3004. Decrease in accounts payable ..................................................................36,370,117...................
  3005. Transfer of reserves............................................................................7,080,828...................
  3006. Marketing service fee ............................................................................100,000..........150,000
  3097. Summary of remaining write-ins for Line 30 from Page 06........................................43,550,945..........150,000
------------------------------------------------------------------------------------------------------------------------------------
